UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2014

Date of reporting period: November 30, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 100.8%

Alaska — 0.1%
North Slope, Ser A, GO
2.000%, 06/30/15	$1,300	$1,314

California — 4.6%
California State, Communities Development Authority, TECP
0.150%, 12/05/14	1,500	1,500
0.140%, 03/02/15	1,400	1,400
0.140%, 05/04/15	7,500	7,500
Eclipse Funding Trust, Ser 2007- 0061, RB
0.040%, 12/04/14 (A) (B)	8,225	8,225
Irvine Ranch, Water District, Ser A1, SAB
0.050%, 12/05/14 (B)	4,000	4,000
University of California, Ser AL-1, RB
0.020%, 12/04/14 (B)	10,100	10,100
University of California, Ser AL4, RB
0.020%, 12/04/14 (B)	9,965	9,965

		42,690

Colorado — 1.3%
Colorado State, Educational & Cultural Facilities Authority, Jewish Federation Bond, RB
0.040%, 12/01/14 (A) (B)	4,500	4,500
Colorado State, Housing & Finance Authority, Ser AA3, RB
0.060%, 12/03/14 (B)	7,845	7,845

		12,345

Connecticut — 2.7%
Clinton, GO
1.000%, 02/10/15	2,620	2,624
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.040%, 12/04/14 (B)	7,900	7,900
Connecticut State, Housing Finance Authority, Ser C2, RB
0.040%, 12/04/14 (B)	5,595	5,595
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.040%, 12/04/14 (A) (B)	5,120	5,120
Shelton, BAN
1.000%, 07/31/15	2,500	2,514
West Hartford, Ser A, GO
5.000%, 01/15/15	1,340	1,348

		25,101

Description	Face Amount ($ Thousands)	Value ($ Thousands)
District of Columbia — 1.6%
District of Columbia, American University Project, RB
0.040%, 12/03/14 (A) (B)	$6,030	$6,030
District of Columbia, American University Project, RB, NATL
0.040%, 12/01/14 (A) (B)	4,575	4,575
District of Columbia, Ser A, RB
0.080%, 12/03/14 (B)	3,900	3,900

		14,505

Florida — 13.7%
Eclipse Funding Trust, Ser 2007- 0036, COP, AGM
0.040%, 12/04/14 (A) (B)	2,400	2,400
Florida State, Development Finance Authority, Center Court Properties Project, RB
0.080%, 12/04/14 (A) (B)	1,750	1,750
Florida State, Housing Finance Authority, Multi-Family Woodlands Project, RB
0.050%, 12/03/14 (A) (B)	10,250	10,250
Highlands County, Health Facilities Authority, RB
0.050%, 12/04/14 (B)	19,650	19,650
Kissimmee, Utility Authority, RB
0.110%, 12/08/14	9,100	9,100
Kissimmee, Utility Authority, TECP
0.090%, 02/05/15	12,000	12,000
Miami-Dade County, Professional Sports Franchise Project, Ser E, RB
0.040%, 12/02/14 (A) (B)	5,700	5,700
North Broward, Hospital District, RB, NATL
0.040%, 12/04/14 (A) (B)	5,000	5,000
Orlando-Orange County, Expressway Authority, Sub-Ser B2, RB
0.040%, 12/04/14 (A) (B)	15,700	15,700
Palm Beach County, Revenue Authority, Benjamin Private School Project, RB
0.060%, 12/04/14 (A) (B)	5,525	5,525
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.050%, 12/04/14 (A) (B)	1,900	1,900
Palm Beach County, Revenue Authority, Pine Crest Preparatory Project, RB
0.050%, 12/04/14 (A) (B)	5,600	5,600
RBC Municipal Products Trust, Ser E43, GO
0.040%, 12/04/14 (A) (B)	18,050	18,050
RBC Municipal Products Trust, Ser E50, GO
0.050%, 12/01/14 (A) (B)	13,760	13,760

		126,385

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Georgia — 3.6%
Georgia State, Municipal Electric Authority, Various Project, Ser B, RB
0.040%, 12/03/14 (A)(B)	$22,705	$22,705
Macon, Water Authority, Ser A, RB
0.050%, 12/04/14 (B)	10,805	10,805

		33,510

Illinois — 4.5%
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.140%, 12/03/14 (A) (B)	600	600
Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.070%, 12/03/14 (A) (B)	600	600
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.050%, 12/03/14 (A) (B)	6,100	6,100
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.050%, 12/04/14 (B)	19,041	19,041
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
0.040%, 12/03/14 (A) (B)	3,400	3,400
0.040%, 12/04/14 (A) (B)	5,000	5,000
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4048, RB
0.200%, 12/06/14 (A) (B)	7,190	7,190

		41,931

Indiana — 1.9%
Indiana State, Bond Bank, Revenue Funding Program Ser A, RAN
1.250%, 01/06/15	3,695	3,699
Indiana State, Development Finance Authority, Brebeuf Preparatory School Project, RB
0.140%, 12/04/14 (A) (B)	3,500	3,500
Indiana State, Development Finance Authority, Depauw University Project, Ser A, RB
0.030%, 12/04/14 (A) (B)	1,750	1,750
Indiana State, Development Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.070%, 12/04/14 (A) (B)	1,785	1,785
Indiana State, Finance Authority, Midwestern Disaster Relief Project, RB
0.040%, 12/04/14 (A) (B)	4,000	4,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Indiana State, Health Facility Financing Authority, Community Hospital Project, Ser B, RB
0.040%, 12/03/14 (A) (B)	$3,100	$3,100

		17,834

Kansas — 4.3%
Burlington, Power and Light Authority, Ser A, RB
0.040%, 12/03/14 (A) (B)	9,000	9,000
Kansas State, Department of Transportation State, Ser C4, RB
0.040%, 12/02/14 (B)	15,800	15,800
Kansas State, Development Finance Authority, RB
0.060%, 12/04/14 (B)	5,420	5,420
Wyandotte County, Kansas City Unified Government Notes, Ser I, GO
0.180%, 03/01/15	9,100	9,100

		39,320

Kentucky — 3.6%
BB&T Municipal Trust, Ser 2008, RB
0.040%, 12/04/14 (A) (B)	9,995	9,995
Boone County, Pollution Control Revenue Authority, Duke Energy Project, RB
0.040%, 12/03/14 (A) (B)	5,500	5,500
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser B4, RB
0.040%, 12/04/14 (A) (B)	7,000	7,000
Kentucky State, Rural Water Finance Authority, Construction Notes, Ser D1, RAN
1.000%, 08/01/15	2,750	2,764
Warren County, Higher Education Authority, WKU Student Life Foundation Project, RB
0.050%, 12/04/14 (A) (B)	1,220	1,220
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.050%, 12/05/14 (A) (B)	6,800	6,800

		33,279

Louisiana — 1.1%
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.060%, 12/03/14 (A) (B)	9,700	9,700

Maryland — 1.7%
Montgomery County, Housing Opportunities Commission, Ser C, RB,
GNMA/FNMA/FHLMC
0.050%, 12/02/14 (A) (B)	5,500	5,500

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Montgomery County, Trinity Health Credit Group Project, RB
0.080%, 12/05/14 (B)	$9,900	$9,900

		15,400

Massachusetts — 1.6%
Leominster, BAN
1.000%, 06/26/15	1,000	1,004
Massachusetts State, Port Authority, TECP
0.100%, 01/15/15	4,000	4,000
RBC Municipal Products Trust, Ser E38, RB
0.050%, 12/05/14 (A) (B)	2,300	2,300
University of Massachusetts, Building Authority, Ser 1, RB
0.040%, 12/03/14 (B)	6,000	6,000
University of Massachusetts, Building Authority, TECP
0.110%, 01/08/15	1,000	1,000

		14,304

Michigan — 2.1%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.060%, 12/01/14 (B)	11,600	11,600
Michigan State, Finance Authority, Trinity Health Care Group Project, RB
0.080%, 12/01/14 (B)	8,075	8,075

		19,675

Minnesota — 0.1%
Minneapolis, Special School District No. 1, Ser D, COP
5.000%, 02/01/15	1,000	1,008

Mississippi — 0.2%
Mississippi State, Business Finance, Chevron USA Project, Ser L, RB
0.050%, 12/01/14 (B)	2,000	2,000

Missouri — 0.8%
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.060%, 12/04/14 (A) (B)	900	900
Missouri State, Health Education Authority, RB
0.090%, 01/07/15	3,600	3,600
0.090%, 03/04/15	2,100	2,100

Description	Face Amount ($ Thousands)	Value ($ Thousands)
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.050%, 12/04/14 (A) (B)	$1,200	$1,200

		7,800

Nebraska — 1.8%
Central Plains, Energy Project No. 2, RB
0.060%, 12/04/14 (B)	6,980	6,980
Omaha, Public Power District, TECP
0.110%, 04/07/15	2,000	2,000
0.110%, 04/09/15	7,200	7,200

		16,180

Nevada — 0.7%
Reno, Sales Tax Revenue Authority, Reno Transportation Project, Ser Senior Lien, RB
0.050%, 12/01/14 (A) (B)	6,250	6,250

New Hampshire — 1.1%
New Hampshire State, Health & Education Facilities Authority, Exeter Hospital Project, RB
0.040%, 12/04/14 (A) (B)	2,090	2,090
New Hampshire State, Health & Education Facilities Authority, Ser B, RB
0.080%, 12/01/14 (B)	7,715	7,715

		9,805

New Jersey — 9.4%
Camden County, Improvement Authority, Ser B, RB
0.040%, 12/03/14 (A) (B)	8,000	8,000
Clipper, Tax-Exempt Certificate Trust, RB
0.040%, 12/04/14 (B)	6,100	6,100
East Brunswick Township, BAN
1.000%, 07/29/15	3,200	3,217
Essex County, GO
0.750%, 09/22/15	11,000	11,052
JPMorgan Chase PUTTERs/DRIVERs, Ser 4459, RB
0.050%, 12/01/14 (A) (B)	11,000	11,000
JPMorgan Chase PUTTERs/DRIVERs, Ser 4464, RB
0.050%, 12/01/14 (A) (B)	25,995	25,995
Livingston Township, BAN
1.000%, 05/15/15	2,400	2,409
Monmouth County, Improvement Authority, Government Pooled Loan, RB
2.000%, 12/04/14	1,100	1,100
Readington Township, BAN
1.000%, 01/29/15	4,025	4,030

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
River Vale Township, BAN
1.000%, 08/14/15	$1,500	$1,508
Union County, BAN
0.750%, 06/26/15	5,700	5,721
Woodbridge Township, BAN
1.000%, 08/21/15	6,700	6,738

		86,870

New York — 10.4%
Amherst, GO
0.750%, 11/12/15	7,600	7,636
Ballston Spa, Central School District, GO
1.000%, 09/25/15	4,100	4,126
Brewster, Central School District, School Improvement Project, BAN
1.000%, 01/30/15	4,265	4,271
Corning City, School District, Ser C, BAN
1.000%, 06/25/15	10,700	10,750
Forest City, New Rochelle Revenue Bond Certificate Trust, Ser C, RB
0.080%, 12/04/14 (A) (B)	11,215	11,215
Hamburg, Central School District, BAN
0.750%, 06/12/15	3,900	3,909
Liverpool, Central School District, Ser B, GO
1.000%, 10/02/15	1,900	1,912
Nassau County, Interim Finance Authority, Ser D1, RB
0.050%, 12/03/14 (B)	8,385	8,385
New York City, Housing Development Authority, Manhattan Avenue Development Project, Ser A, RB
0.040%, 12/04/14 (A) (B)	4,100	4,100
New York City, Industrial Development Agency, Jewish Board of Family Services Project, RB
0.040%, 12/03/14 (A) (B)	335	335
New York City, Sub-Ser G, GO
0.040%, 12/01/14 (A) (B)	2,400	2,400
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.040%, 12/04/14 (A) (B)	1,725	1,725
New York State, Dormitory Authority, Northern West Chester Project, RB
0.040%, 12/04/14 (A) (B)	1,900	1,900
New York State, Dormitory Authority, Ser F, RB, AMBAC
Pre-Refunded @ 100
5.000%, 03/15/15 (C)	1,200	1,217

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Dormitory Authority, Wagner College Project, RB
0.040%, 12/03/14 (A) (B)	$3,000	$3,000
New York State, Housing Finance Agency, 600 W 42nd Street Project, Ser A, RB, FNMA
0.060%, 12/03/14 (B)	5,000	5,000
New York State, Housing Finance Agency, Navy Pier Court Housing Project, Ser S, RB
0.040%, 12/02/14 (A) (B)	3,500	3,500
New York State, Housing Finance Agency, Ser A-1, RB
0.040%, 12/03/14 (A) (B)	2,000	2,000
Niagara Area, Development Authority, Niagara University Project, RB
0.050%, 12/03/14 (A) (B)	2,000	2,000
Sachem, Central School District, GO
1.000%, 06/26/15	11,000	11,049
St. Lawrence County, Industrial Development Agency, United Helpers Independent Living Project, RB
0.110%, 12/03/14 (A) (B)	2,045	2,045
White Plains, City School District, Ser A, BAN
1.000%, 06/26/15	3,900	3,919

		96,394

North Carolina — 1.3%
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB, AGM
0.040%, 12/03/14 (A) (B)	2,300	2,300
North Carolina State, Capital Facilities Authority, TECP
0.100%, 12/09/14	3,050	3,050
0.090%, 12/18/14	4,500	4,500
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.050%, 12/04/14 (A) (B)	2,405	2,405

		12,255

Ohio — 3.5%
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.040%, 12/04/14 (A) (B)	8,100	8,100
Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.050%, 12/05/14 (A) (B)	6,550	6,550
Ohio State, Air Quality Development Authority, Ohio Valley Electric Project, Ser A, RB
0.040%, 12/04/14 (A) (B)	2,000	2,000

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Ohio State, University, RB
0.090%, 03/05/15	$4,200	$4,200
Ohio State, University, Ser B-1, RB
0.040%, 12/04/14 (B)	11,000	11,000

		31,850

Oregon — 1.2%
Oregon State, Veterans Welfare Services Authority, Ser 83, GO
0.030%, 12/03/14 (B)	10,965	10,965

Pennsylvania — 4.4%
Adams County, Industrial Development Authority, Brethren Home Community Project, RB
0.040%, 12/04/14 (A) (B)	16,115	16,115
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.070%, 12/04/14 (A) (B)	1,825	1,825
Allegheny County, Redevelopment Authority, Brentwood Towne Square Project, Ser A, TA
0.130%, 12/04/14 (A) (B)	255	255
Bucks County, Industrial Development Authority, Grand View Hospital Project, Ser A, RB
0.040%, 12/04/14 (A) (B)	9,900	9,900
Cumberland County, Municipal Authority, Diakon Lutheran Social Project, RB
0.040%, 12/02/14 (A) (B)	1,255	1,255
Derry Township, Industrial & Commercial Development Authority, Arena Project, RB
0.050%, 12/04/14 (A) (B)	8,800	8,800
Hazleton Area, Industrial Development Authority, MMI Preparatory School Project, RB
0.060%, 12/04/14 (A) (B)	1,210	1,210
Montgomery County, Industrial Development Authority, Girl Scouts Southeastern PA, RB
0.060%, 12/05/14 (A) (B)	1,465	1,465

		40,825

Rhode Island — 1.1%
Rhode Island State, Health & Educational Building Authority, Ser R, RB
0.030%, 12/04/14 (B)	9,825	9,825

South Carolina — 2.3%
Charleston County, School District Development, GO
0.750%, 03/01/15	11,000	11,018
Chester County, School District, Ser B, GO
1.250%, 03/01/15	1,275	1,278

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Georgetown County, School District, Ser B, GO
5.000%, 03/01/15	$1,400	$1,417
South Carolina State, Association of Governmental Organizations, Ser A, COP
1.000%, 03/02/15	7,150	7,166

		20,879

South Dakota — 0.7%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.050%, 12/04/14 (B)	6,405	6,405

Tennessee — 4.5%
Blount County, Public Building Authority, Local Government Public Improvement Project, Ser B, RB
0.040%, 12/03/14 (A) (B)	9,895	9,895
Davidson County, Metropolitan Government of Nashville Project, Ser C, GO Pre-Refunded @ 100
5.000%, 02/01/15 (C)	2,400	2,420
Shelby County, Various Public Improvement Projects, Ser B, GO
0.040%, 12/04/14 (A) (B)	29,000	29,000

		41,315

Texas — 4.7%
Deer Park, Independent School District, School Building Project, GO, PSF-GTD
2.000%, 02/15/15	2,480	2,489
Houston, Utility System Revenue Authority, RB
0.030%, 12/04/14 (A) (B)	3,000	3,000
RBC Municipal Products Trust, Ser E18, RB
0.040%, 12/04/14 (A) (B)	17,000	17,000
Texas State, A&M University, Ser B, RB
5.000%, 05/15/15	1,400	1,431
Texas State, Industry Educational Services, Ser B, GO
0.030%, 12/03/14 (B)	3,460	3,460
Texas State, Unlimited Notes, GO
1.500%, 08/31/15	11,300	11,416
Tom Green County, Health Facilities Development, Universal Health Services Project, RB
0.060%, 12/03/14 (A) (B)	1,000	1,000

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
University of Texas, Financing System, Ser B, RB
0.020%, 12/04/14 (B)	$3,666	$3,666

		43,462

Utah — 0.4%
Emery County, Pollution Control, Pacificorp Project, RB
0.040%, 12/03/14	4,000	4,000

Vermont — 0.4%
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.050%, 12/04/14 (A) (B)	3,950	3,950

Virginia — 0.3%
Fairfax, Economic Development Authority, Public Improvement Projects, RB Pre-Refunded @ 100
5.000%, 01/15/15 (C)	2,315	2,325

Washington — 0.9%
Washington State, Housing Finance Commission, Various Panorama Project, RB
0.040%, 12/04/14 (A) (B)	6,250	6,250
Washington State, Ser E, GO
5.000%, 02/01/15	2,000	2,016

		8,266

Multi-State — 2.2%
BB&T Municipal Trust, Ser 1007, RB
0.140%, 12/04/14 (A)(B)	565	565
BB&T Municipal Trust, Ser 1039, RB
0.140%, 12/04/14 (A) (B)	12,730	12,730
FHLMC, Multi-Family Housing, Ser M027, RB
0.050%, 12/04/14 (B)	7,075	7,075

		20,370

Total Municipal Bonds (Cost $930,292) ($ Thousands)		930,292

Total Investments — 100.8% (Cost $930,292) ($ Thousands) †		$930,292

Percentages are based on Net Assets of $922,455 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TECP — Tax-Exempt Commercial Paper

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of November 30, 2014, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended November 30, 2014 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 100.8%

Alaska — 0.1%
North Slope, Ser A, GO
2.000%, 06/30/15	$1,400	$1,415

California — 4.7%
California State, Communities Development Authority, TECP
0.150%, 12/05/14	1,500	1,500
0.140%, 03/02/15	1,800	1,800
0.140%, 05/04/15	7,500	7,500
Irvine Ranch, Water District, Ser A1, SAB
0.050%, 12/05/14 (A)	3,900	3,900
San Diego County, Museum of Art Project, COP
0.080%, 12/04/14 (A) (B)	1,200	1,200
San Diego, Housing Authority, Hillside Garden Apartment Project, Ser C, RB, FNMA
0.060%, 12/04/14 (A)	11,915	11,915
University of California, Ser AL-1, RB
0.020%, 12/04/14 (A)	11,600	11,600
University of California, Ser AL4, RB
0.020%, 12/04/14 (A)	7,000	7,000

		46,415

Colorado — 0.7%
Colorado State, Housing & Finance Authority, Ser AA3, RB
0.060%, 12/03/14 (A)	6,885	6,885

Connecticut — 1.1%
Clinton, GO
1.000%, 02/10/15	2,680	2,685
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.040%, 12/04/14 (A)	4,200	4,200
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.040%, 12/04/14 (A) (B)	1,815	1,815
East Lyme, BAN
1.000%, 07/23/15	1,105	1,111
Hartford County, Metropolitan District, Ser B, GO
2.000%, 05/01/15	1,190	1,199

		11,010

District of Columbia — 0.5%
District of Columbia, Ser A, RB
0.080%, 12/04/14 (A)	5,300	5,300

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Florida — 9.4%
Duval County, Housing Finance Authority, Glades Apartment Project, RB
0.040%, 12/04/14 (A) (B)	$2,000	$2,000
Eclipse Funding Trust, Ser 2007-
0036, COP, AGM
0.040%, 12/04/14 (A) (B)	3,460	3,460
Kissimmee, Utility Authority, RB
0.110%, 12/08/14	9,350	9,350
Kissimmee, Utility Authority, TECP
0.090%, 02/05/15	12,750	12,750
Miami-Dade County, Professional Sports Franchise Project, Ser E, RB
0.040%, 12/02/14 (A) (B)	15,300	15,300
Orlando-Orange County, Expressway Authority, Sub-Ser B2, RB
0.040%, 12/04/14 (A) (B)	20,435	20,435
Palm Beach County, Revenue Authority, Benjamin Private School Project, RB
0.060%, 12/04/14 (A) (B)	5,260	5,260
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.050%, 12/04/14 (A) (B)	2,975	2,975
RBC Municipal Products Trust, Ser E43, GO
0.040%, 12/04/14 (A) (B)	6,395	6,395
RBC Municipal Products Trust, Ser E50, GO
0.050%, 12/01/14 (A) (B)	14,400	14,400

		92,325

Georgia — 5.7%
Georgia State, Municipal Electric Authority, Various Project, Ser B, RB
0.040%, 12/03/14 (A) (B)	14,000	14,000
Macon, Water Authority, Ser A, RB
0.050%, 12/04/14 (A)	2,825	2,825
Main Street Natural Gas, Ser A, RB
0.040%, 12/04/14 (A)	32,590	32,590
Paulding County, Hospital Authority, Ser B, RB
0.040%, 12/04/14 (A) (B)	6,875	6,875

		56,290

Idaho — 0.1%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.140%, 12/04/14 (A) (B)	965	965

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Illinois — 3.6%
Illinois State, Development Finance Authority, Cradle Society Project, RB
0.140%, 12/03/14 (A) (B)	$5,200	$5,200
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.050%, 12/03/14 (A) (B)	2,500	2,500
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.050%, 12/04/14 (A)	27,532	27,532

		35,232

Indiana — 1.1%
Indiana State, Bond Bank, Revenue Funding Program Notes, Ser A, RAN
1.250%, 01/06/15	3,820	3,824
Indiana State, Development Finance Authority, Depauw University Project, Ser A, RB
0.030%, 12/04/14 (A) (B)	2,895	2,895
Indiana State, Educational Facilities Finance Authority, Lutheran Child Project, RB
0.070%, 12/04/14 (A) (B)	3,770	3,770

		10,489

Kansas — 1.6%
Kansas State, Development Finance Authority, RB
0.060%, 12/04/14 (A)	7,500	7,500
Wyandotte County, Kansas City Unified Government Notes, Ser I, GO
0.180%, 03/01/15	8,500	8,500

		16,000

Kentucky — 1.1%
Daviess County, Wendell Fosters Campus Project, RB
0.070%, 12/04/14 (A) (B)	1,190	1,190
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser B4, RB
0.040%, 12/04/14 (A) (B)	7,000	7,000
Kentucky State, Rural Water Finance Authority, Construction Notes, Ser D1, RB
1.000%, 08/01/15	2,850	2,864

		11,054

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Louisiana — 1.0%
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.060%, 12/03/14 (A) (B)	$10,000	$10,000

Maryland — 2.0%
Maryland State, Health & Higher Educational Facilities Authority, RB
0.040%, 12/03/14	3,900	3,900
Maryland State, Health & Higher Educational Facilities Authority, Ser D, RB
0.020%, 12/01/14 (A) (B)	3,240	3,240
Montgomery County, Housing Opportunites Commission, Ser C, RB, GNMA/FNMA/FHLMC
0.050%, 12/02/14 (A) (B)	2,795	2,795
Montgomery County, Trinity Health Credit Group Project, RB
0.080%, 12/03/14 (A)	10,100	10,100

		20,035

Massachusetts — 1.0%
Leominster, BAN
1.000%, 06/26/15	1,000	1,004
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.040%, 12/04/14 (A) (B)	1,800	1,800
Massachusetts State, Port Authority, TECP
0.100%, 01/15/15	4,000	4,000
Massachusetts State, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 03/01/15 (C)	1,000	1,012
Natick, Various Purpose, GO
2.000%, 04/15/15	1,309	1,318
University of Massachusetts, Building Authority, TECP
0.110%, 01/08/15	1,000	1,000

		10,134

Michigan — 3.4%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.060%, 12/01/14 (A)	25,200	25,200
Michigan State, Finance Authority, Trinity Health Care Group Project, RB
0.080%, 12/01/14 (A)	8,075	8,075

		33,275

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Minnesota — 1.6%
Centennial, Independent School District No. 12, Ser A, GO
3.000%, 02/01/15	$3,630	$3,648
Minneapolis, Revenue Authority, Minnehaha Academy Project, RB
0.030%, 12/01/14 (A) (B)	6,905	6,905
Minneapolis State, Special School District No. 1, Ser D, COP
5.000%, 02/01/15	1,000	1,008
Woodbury, Private Schools Facilities Authority, Saint Ambrose Project, RB
0.190%, 12/03/14 (A) (B)	3,650	3,650

		15,211

Mississippi — 1.2%
Mississippi State, Business Finance, Chevron USA Project, Ser L, RB
0.050%, 12/01/14 (A)	8,000	8,000
Mississippi State, Business Finance, Tindall Corp. Project, RB
0.040%, 12/02/14 (A) (B)	3,910	3,910

		11,910

Missouri — 0.7%
Missouri State, Health & Education Authority, TECP
0.090%, 01/07/15	4,100	4,100
0.090%, 03/04/15	2,300	2,300
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.050%, 12/04/14 (A) (B)	100	100

		6,500

Nebraska — 2.8%
Central Plains, Energy Project No. 2, RB
0.060%, 12/04/14 (A)	17,290	17,290
Omaha, Public Power District, TECP
0.110%, 04/07/15	2,200	2,200
0.110%, 04/09/15	7,800	7,800

		27,290

Nevada — 3.3%
Reno, Sales Tax Revenue Authority, Reno Transportation Project, Ser Senior Lien, RB
0.050%, 12/01/14 (A) (B)	32,255	32,255

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Hampshire — 2.1%
New Hampshire State, Health & Education Facilities Authority, RB
0.050%, 12/04/14 (A) (B)	$14,025	$14,025
New Hampshire State, Health & Education Facilities Authority, Ser B, RB
0.080%, 12/01/14 (A)	7,000	7,000

		21,025

New Jersey — 10.7%
Camden County, Improvement Authority, Ser B, RB
0.040%, 12/03/14 (A) (B)	17,940	17,940
Clipper, Tax-Exempt Certificate Trust, RB
0.040%, 12/04/14 (A)	5,900	5,900
East Brunswick Township, BAN
1.000%, 07/29/15	3,313	3,331
Essex County, GO
0.750%, 09/22/15	10,500	10,550
JPMorgan Chase PUTTERs/DRIVERs, Ser 4459, RB
0.040%, 12/01/14 (A) (B)	44,000	44,000
Livingston Township, BAN
1.000%, 05/15/15	2,600	2,610
Monmouth County, Improvement Authority, Government Pooled Loan Notes, RB
2.000%, 12/04/14	1,475	1,475
Readington Township, BAN
1.000%, 01/29/15	4,150	4,155
River Vale Township, BAN
1.000%, 08/14/15	1,500	1,508
Sussex County, GO
2.000%, 02/15/15	1,425	1,430
Union County, BAN
0.750%, 06/26/15	6,200	6,222
Woodbridge Township, BAN
1.000%, 08/21/15	6,300	6,336

		105,457

New York — 10.5%
Amherst, GO
0.750%, 11/12/15	8,500	8,541
Ballston Spa, Central School District, GO
1.000%, 09/25/15	4,000	4,025
Brewster, Central School District, School Improvement Project, BAN
1.000%, 01/30/15	4,440	4,446
Corning City, School District, Ser C, BAN
1.000%, 06/25/15	11,770	11,826

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Fayetteville-Manlius, Central School District, BAN
1.000%, 07/17/15	$2,089	$2,100
Forest City, New Rochelle Revenue Bond Certificate Trust, Ser C, RB
0.080%, 12/04/14 (A) (B)	1,270	1,270
Hamburg, Central School District, BAN
0.750%, 06/12/15	4,300	4,309
Liverpool, Central School District, Ser B, GO
1.000%, 10/02/15	1,950	1,962
Nassau County, Health Care Authority, RB
0.040%, 12/01/14 (A) (B)	14,630	14,630
Nassau County, Interim Finance Authority, Ser D1, RB
0.050%, 12/03/14 (A)	2,615	2,615
New York City, Housing Development Authority, 1133 Manhattan Avenue Development Project, Ser A, RB, FHLMC
0.040%, 12/06/14 (A)	7,000	7,000
New York City, Housing Development Authority, Ser A, RB, NATL
Pre-Refunded @ 100
5.000%, 07/01/15 (C)	9,500	9,766
New York City, Sub-Ser G, GO
0.040%, 12/01/14 (A) (B)	5,185	5,185
New York State, Dormitory Authority, Ser F, RB, AMBAC Pre-Refunded @ 100
5.000%, 03/15/15 (C)	1,300	1,318
New York State, Housing Finance Agency, 600 W 42nd Street Project, Ser A, RB, FNMA
0.060%, 12/03/14 (A)	2,000	2,000
New York State, Housing Finance Agency, Ser A-1, RB
0.040%, 12/03/14 (A) (B)	1,000	1,000
Niagara Area, Development Authority, Niagara University Project, RB
0.050%, 12/03/14 (A) (B)	2,705	2,705
Putnam County, Industrial Development Agency, United Cerebral Palsy Project, Ser A, RB
0.040%, 12/04/14 (A) (B)	2,600	2,600
Sachem, Central School District, GO
1.000%, 06/26/15	11,300	11,350
White Plains, City School District, Ser A, BAN
1.000%, 06/26/15	4,200	4,221

		102,869

Description	Face Amount ($ Thousands)	Value ($ Thousands)
North Carolina — 4.9%
Charlotte, Housing Authority, Stonehaven East Project, RB
0.050%, 12/02/14 (A) (B)	$5,000	$5,000
North Carolina State, Capital Facilities Authority, Ser B, TECP
0.040%, 12/04/14 (A) (B)	7,605	7,605
North Carolina State, Capital Facilities Authority, TECP
0.100%, 12/09/14	2,100	2,100
0.090%, 12/18/14	4,222	4,222
North Carolina State, Medical Care Commission, Cape Fear Valley Health Systems Project, RB
0.050%, 12/03/14 (A) (B)	10,000	10,000
North Carolina State, Medical Care Commission, Caromont Health Project, Sub-Ser B, RB, NATL
0.040%, 12/03/14 (A) (B)	14,800	14,800
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.050%, 12/04/14 (A) (B)	4,475	4,475

		48,202

Ohio — 2.2%
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.040%, 12/04/14 (A) (B)	5,765	5,765
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.070%, 12/04/14 (A) (B)	1,865	1,865
Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.050%, 12/05/14 (A) (B)	2,210	2,210
Ohio State University, RB
0.090%, 03/05/15	4,500	4,500
Ohio State University, Ser B-1, RB
0.040%, 12/04/14 (A)	6,000	6,000
Summit County, Port Authority, Barberton YMCA Project, RB
0.060%, 12/03/14 (A) (B)	1,320	1,320

		21,660

Oregon — 1.0%
Oregon State, Ser J, GO
5.000%, 05/01/15	1,680	1,714
Oregon State, Veterans Welfare Services Authority, GO
0.040%, 12/03/14 (A)	7,800	7,800

		9,514

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania — 4.9%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.060%, 12/04/14 (A) (B)	$800	$800
Bucks County, Industrial Development Authority, Grand View Hospital Project, Ser A, RB
0.040%, 12/04/14 (A) (B)	2,400	2,400
Cumberland County, Municipal Authority, Diakon Lutheran Social Project, RB
0.040%, 12/02/14 (A) (B)	1,200	1,200
Delaware County, Industrial Development Authority, Melmark Incorporated Project, RB
0.050%, 12/01/14 (A) (B)	2,200	2,200
Hazleton Area, Industrial Development Authority, MMI Preparatory School Project, RB
0.060%, 12/04/14 (A) (B)	1,320	1,320
New Castle Area, Hospital Authority, Jameson Memorial Hospital Project, RB
0.050%, 12/04/14 (A) (B)	17,820	17,820
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I5, RB
0.060%, 12/04/14 (A) (B)	2,600	2,600
Philadelphia, Authority for Industrial Development, Ser B RB
0.040%, 12/05/14 (A) (B)	4,660	4,660
RBC Municipal Products Trust, Ser E-16, RB
0.040%, 12/04/14 (A) (B)	9,500	9,500
RBC Municipal Products Trust, Ser E-31, RB
0.040%, 12/04/14 (A) (B)	4,000	4,000
West Cornwall Township, Municipal Authority, Senior Living Facility, Lebanon Valley, RB
0.040%, 12/04/14 (A) (B)	1,775	1,775

		48,275

Rhode Island — 1.1%
Rhode Island, Health & Educational Building Authority, Ser R, RB
0.030%, 12/04/14 (A)	10,700	10,700

South Carolina — 2.2%
Charleston County, School District Development, GO
0.750%, 03/01/15	12,500	12,521
Georgetown County, School District, Ser B, GO
5.000%, 03/01/15	1,600	1,620

Description	Face Amount ($ Thousands)	Value ($ Thousands)
South Carolina State, Association of Governmental Organizations, Ser A, COP
1.000%, 03/02/15	$7,050	$7,065

		21,206

South Dakota — 2.0%
South Dakota State, Health and Educational Authority, Various Regional Health Projects, RB
0.040%, 12/01/14	10,300	10,300
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.050%, 12/04/14 (A)	9,365	9,365

		19,665

Tennessee — 4.5%
Blount County, Public Building Authority, Local Government Public Improvement Project, RB
0.040%, 12/03/14 (A) (B)	4,995	4,995
Blount County, Public Building Authority, Local Government Public Improvement Project, Ser B, RB
0.040%, 12/03/14 (A) (B)	8,435	8,435
Davidson County, Metropolitan Government of Nashville Project, Ser C, GO
Pre-Refunded @ 100
5.000%, 02/01/15 (C)	2,600	2,621
Shelby County, Various Public Improvement Projects, Ser B, GO
0.040%, 12/04/14 (A) (B)	27,880	27,880

		43,931

Texas — 3.6%
BB&T Municipal Trust, Ser 2036, RB
0.050%, 12/04/14 (A)	700	700
Eclipse Funding Trust, Ser 2006- 0071, GO
0.040%, 12/05/14 (A) (B)	3,900	3,900
Houston, Utility System Revenue Authority, RB
0.030%, 12/04/14 (A) (B)	6,800	6,800
Texas State A&M University, Ser B, RB
5.000%, 05/15/15	1,600	1,635
Texas State, Industry Educational Services, Ser B, GO
0.030%, 12/03/14 (A)	5,940	5,940
Texas State, Unlimited Notes, GO
1.500%, 08/31/15	7,800	7,880

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Travis County, Housing Finance Authority, Travis Station Apartments Project, Ser A, RB, FNMA
0.050%, 12/03/14 (A)	$3,125	$3,125
University of Texas Financing System, Ser B, RB
0.020%, 12/04/14 (A)	5,300	5,300

		35,280

Utah — 0.1%
Utah State, Building Ownership Authority, Facilities Master Lease Program, RB
5.000%, 05/15/15	1,000	1,022

Vermont — 0.2%
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.050%, 12/04/14 (A) (B)	1,920	1,920

Washington — 1.3%
Washington State, Housing Finance Commission, Pioneer Human Services Project, Ser A, RB
0.080%, 12/05/14 (A) (B)	1,585	1,585
Washington State, Housing Finance Commission, Various Panorama Project, RB
0.040%, 12/04/14 (A) (B)	8,750	8,750
Washington State, Ser E, GO
5.000%, 02/01/15	1,900	1,916

		12,251

Wisconsin — 0.6%
Wisconsin State, Health & Educational Facilities Authority, Franciscan Sisters Project, Ser B, RB
0.040%, 12/04/14 (A) (B)	5,835	5,835

Wyoming — 0.9%
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser A, RB
0.040%, 12/03/14 (A) (B)	3,900	3,900
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser B, RB
0.040%, 12/03/14 (A) (B)	4,905	4,905

		8,805

Multi-State — 1.3%
BB&T Municipal Trust, Ser 1039, RB
0.140%, 12/04/14 (A) (B)	3,870	3,870

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FHLMC, Multi-Family Housing, Ser M027, RB
0.050%, 12/04/14 (A)	$9,165	$9,165

		13,035

Total Municipal Bonds (Cost $990,642) ($ Thousands)		990,642

Total Investments — 100.8% (Cost $990,642) ($ Thousands) †		$990,642

Percentages are based on Net Assets of $982,313 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TECP — Tax-Exempt Commercial Paper

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of November 30, 2014, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended November 30, 2014 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 98.9%

Alabama — 0.8%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/20	$720	$835
Alabama State, Public School & College Authority, Capital Improvements Project, Ser B, RB
5.000%, 01/01/19	5,495	6,342
Birmingham, Water Works Board of Revenue Authority, Water Works Project, RB
5.000%, 01/01/21	1,000	1,184
University of Alabama, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	2,160	2,592

		10,953

Alaska — 0.7%
Alaska State, Housing Finance Authority, General Housing Project, Ser B, RB, NATL
Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,119
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	4,095

		9,214

Arizona — 3.1%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 01/01/19 @ 100
5.000%, 01/01/25	2,295	2,650
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/21 @ 100
5.000%, 12/01/27	2,500	2,978
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Ser B, RB
Callable 07/01/18 @ 100
5.000%, 07/01/32	1,820	2,044
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Sub-Ser A, RB
5.000%, 07/01/20	2,500	2,962
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
Callable 01/01/17 @ 100
5.000%, 01/01/18	4,500	4,904

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	$1,525	$1,637
Arizona State University, RB Callable 08/01/24 @ 100
5.000%, 08/01/30	3,540	4,107
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 06/01/43 (A)	3,690	4,106
Phoenix, Civic Improvement Authority, Ser Junior Lien, RB
5.000%, 07/01/18	2,000	2,285
Phoenix, Civic Improvement Authority, Ser Junior Lien, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	4,018
Phoenix, Civic Improvement Authority, Ser Junior Lien, RB
5.000%, 07/01/23	2,510	3,074
Phoenix, Civic Improvement Authority, Ser Junior Lien, RB, NATL
Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,214
Pima County, Industrial Development Authority, American Charter School Foundation Project, Ser A, RB
5.125%, 07/01/15	245	247
Pima County, Sewer System Authority, RB, AGM
Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,299
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/24	1,330	1,596
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/23 @ 100
5.250%, 08/01/33	1,000	1,106

		42,227

Arkansas — 0.3%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,867
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,868

		3,735

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California — 13.7%
Alameda Corridor, Transportation Authority, Ser Senior Lien, Ser A, RB
5.000%, 10/01/20	$1,725	$2,056
Bay Area, Toll Authority, RB
Pre-Refunded @ 100
5.000%, 04/01/18 (B)	1,030	1,177
Bay Area, Toll Authority, RB
5.000%, 04/01/22	2,500	3,058
California State, Airport Revenue, Ser B, RB
Callable 03/01/24 @ 100
5.000%, 03/01/28	455	526
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	3,966
California State, Communities Development Authority, Statewide Regional Inland Center Project, RB
Callable 12/01/17 @ 100
5.250%, 12/01/27	2,215	2,376
California State, Department of Water Resources, Ser AS, RB
Callable 12/01/24 @ 100
5.000%, 12/01/29	1,910	2,326
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/17	835	925
5.000%, 05/01/19	4,000	4,694
California State, Economic Recovery, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/19 (B)	5,000	5,888
California State, GO
Callable 09/01/18 @ 100
5.000%, 09/01/28	3,100	3,513
California State, GO
Callable 09/01/22 @ 100
5.000%, 09/01/23	2,500	3,024
California State, GO
Callable 04/01/19 @ 100
5.500%, 04/01/21	5,000	5,921
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/28	1,750	2,062
California State, GO
Callable 04/01/15 @ 100
6.250%, 10/01/19	480	490
California State, GO
5.000%, 02/01/17	580	636
5.000%, 10/01/18	3,000	3,457
5.000%, 11/01/19	1,000	1,181
5.000%, 02/01/20	2,000	2,364
5.000%, 09/01/22	625	756
5.000%, 10/01/24	2,090	2,580

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, GO
Callable 10/01/19 @ 100
5.250%, 10/01/21	$4,130	$4,932
California State, GO
Callable 12/01/14 @ 100
0.010%, 05/01/34 (A) (C)	5,000	5,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/26	5,000	5,930
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB
5.000%, 07/01/43 (A)	2,500	2,925
California State, Municipal Finance Authority, Ser A, RB
Callable 07/01/24 @ 100
5.250%, 01/01/34	250	281
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/23 @ 100
5.000%, 03/01/26	1,000	1,163
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/21 @ 100
5.250%, 12/01/25	4,185	5,069
California State, Public Works Board, Ser H, RB
Callable 12/01/24 @ 100
5.000%, 12/01/25	2,795	3,349
California State, Public Works Board, Various Capital Projects, Ser I, RB
Callable 11/01/23 @ 100
5.000%, 11/01/24	2,500	2,979
California State, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/19 (B)	1,110	1,319
California State, Ser A, GO
5.000%, 07/01/19 (D)	1,375	1,619
California State, Ser A, GO
Callable 07/01/19 @ 100
5.250%, 07/01/21	635	744
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/23	715	768
California State, Systemwide University Revenue Authority, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	5,000	5,989
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/29	915	1,043

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/01/18 @ 100
4.600%, 06/01/23	$3,500	$3,825
Golden State, Tobacco Securitization Project, Ser A1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27	4,180	3,954
Imperial, Irrigation & Electric District, RB
Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,160
5.250%, 11/01/20	1,000	1,155
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/21	375	447
5.000%, 03/01/22	625	749
5.000%, 09/01/22	570	685
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,344
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/23 @ 100
5.000%, 05/15/32	2,285	2,560
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/20	2,500	2,992
5.000%, 07/01/21	1,650	2,000
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/25	2,500	2,972
Los Angeles, Department of Water & Power, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 07/01/32	2,500	2,912
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,180	1,396
Los Angeles, Wastewater System Revenue, Ser A, RB
Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,420
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
5.000%, 06/01/20	2,675	3,200
North Natomas, Community Facilities District No. 4, Ser E, RB
5.000%, 09/01/20	1,335	1,529

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Northern California, Power Agency, Hydroelectric Project No. 1, RB
Callable 07/01/22 @ 100
5.000%, 07/01/28	$1,845	$2,119
Orange County, Transportation Authority, RB
Callable 08/15/23 @ 100
5.000%, 08/15/25	1,000	1,194
Rancho Santiago, Community College District, GO
Callable 09/01/23 @ 100
5.000%, 09/01/24	2,500	3,079
Roseville Westpark, Community Facilities District No. 1, SAB
Callable 03/01/15 @ 102
5.200%, 09/01/26	1,000	1,006
Sacramento County, Airport Systems Project, Ser D, RB
Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,490
Sacramento, Water Authority, RB
Callable 09/01/23 @ 100
5.000%, 09/01/26	1,395	1,654
San Diego County, Water Authority, Ser B, RB
Callable 05/01/21 @ 100
5.000%, 05/01/28	2,500	2,871
San Diego, Public Facilities Financing Authority, Ser A, RB
Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,762
San Francisco City & County, Airports Commission, San Francisco International Airport Project, AMT, RB
5.250%, 05/01/18	3,500	3,995
San Francisco City & County, Public Utilities Commission, Ser B, RB
Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,899
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	3,685	4,366
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/19	1,000	1,162
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 01/01/20 @ 100
5.000%, 07/01/22	3,050	3,557
Stockton, Unified School District, GO, AGM
5.000%, 07/01/22	1,220	1,451
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,560

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
University of California, Ser AF, RB
5.000%, 05/15/20	$2,785	$3,329
University of California, Ser AF, RB
Callable 05/15/23 @ 100
5.000%, 05/15/24	6,000	7,315
University of California, Ser Q, RB
Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,489

		187,684

Colorado — 1.5%
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,240
Denver City and County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/19	2,500	2,975
Denver City and County, Airport Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/23 @ 100
5.500%, 11/15/27	10,000	11,735
Denver City and County, Airport Revenue Authority, Sub-Ser B, RB
Callable 11/15/23 @ 100
5.250%, 11/15/26	2,000	2,391

		20,341

Connecticut — 1.2%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
Callable 07/01/18 @ 100
5.000%, 07/01/25	3,500	3,973
Connecticut State, Ser E, GO
Callable 12/15/16 @ 100
5.000%, 12/15/17	830	907
Connecticut State, Special Tax Revenue, RB
Callable 01/01/23 @ 100
5.000%, 01/01/30	2,500	2,895
Connecticut State, Special Tax Revenue, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/34	2,500	2,908
Greenwich, GO
4.000%, 01/15/17	1,170	1,255
Hartford County, Metropolitan District, Ser B, GO
4.000%, 05/01/16	2,105	2,215
Stamford, Ser A, GO
5.000%, 06/01/17	1,690	1,872

		16,025

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Delaware — 0.4%
Delaware State, Transportation Authority, RB
5.000%, 07/01/18	$2,500	$2,859
Delaware State, Transportation Authority, Ser A, RB
5.000%, 07/01/17	2,000	2,225

		5,084

District of Columbia — 0.2%
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/23 @ 100
5.000%, 10/01/27	2,705	3,119

Florida — 6.3%
Broward County, Airport System Revenue Authority, Ser L, RB, AMBAC
Callable 01/02/15 @ 100
5.000%, 10/01/16	2,080	2,087
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/21	2,500	2,926
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,367
Citizens Property Insurance, Secured High Risk Account, Ser A1, RB
6.000%, 06/01/16	6,000	6,490
5.500%, 06/01/17	2,000	2,230
5.250%, 06/01/17	2,815	3,122
5.000%, 06/01/19	2,000	2,309
5.000%, 06/01/21	5,000	5,883
Citizens Property Insurance, Ser A-1, RB
5.000%, 06/01/19	2,775	3,199
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/20	1,500	1,785
Florida State, Higher Educational Facilities Financial Authority, University of Tampa Project, Ser A, RB
5.000%, 04/01/17	1,250	1,342
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/16 (D)	2,250	2,414
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	6,342

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/19 @ 100
5.250%, 10/01/21	$3,475	$4,030
Florida State, Turnpike Enterprise, Department of Transportation, Ser C, RB
5.000%, 07/01/23	7,500	9,114
Florida State, Turnpike Enterprise, Ser B, RB
5.000%, 07/01/16	1,000	1,072
Hillsborough County, Revenue Capacity Assessment Authority, SAB, NATL
5.000%, 03/01/16	3,375	3,555
Hillsborough County, School Board Authority, COP, NATL
5.000%, 07/01/16	1,290	1,382
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	3,022
JEA, Electric System Revenue, Sub-Ser A, RB
Callable 10/01/23 @ 100
5.000%, 10/01/25	1,500	1,789
5.000%, 10/01/26	1,395	1,651
Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/18	2,500	2,836
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/23	1,800	2,172
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,185
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/23 @ 100
5.500%, 10/01/27	1,330	1,561
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,548
Palm Beach County, Health Facilities Authority, Sinai Residences Boca Raton Project, RB
6.250%, 06/01/23	550	609
6.000%, 06/01/21	650	705
Tampa, Solid Waste Systems Authority, AMT, RB, AGM
5.000%, 10/01/15	1,500	1,557

		86,284

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Georgia — 3.0%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Callable 11/01/19 @ 100
6.000%, 11/01/21	$5,000	$6,115
6.000%, 11/01/25	1,950	2,373
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Callable 11/01/23 @ 100
5.250%, 11/01/28	3,000	3,576
Burke County, Industrial Development Authority, Oglethorpe Power Corp. Project, Ser A, RB, AGM
0.272%, 01/01/24 (A)	3,075	2,898
Georgia State, Private Colleges & Universities Authority, Emory University Project, Ser A, RB
5.000%, 09/01/16	2,500	2,698
Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB
Callable 10/01/21 @ 100
5.250%, 10/01/27	880	1,000
Georgia State, Ser A-1, GO
5.000%, 02/01/24	5,000	6,236
Georgia State, Ser I, GO
5.000%, 07/01/21	4,115	4,985
Gwinnett County, School District, GO
Pre-Refunded @ 100
5.000%, 02/01/18 (B)	3,080	3,491
Henry County, Hospital Authority, RB
Callable 07/01/24 @ 100
5.000%, 07/01/26	1,650	1,902
5.000%, 07/01/27	1,390	1,594
Marietta, Development Authority, Life University Project, RB
Callable 06/15/18 @ 100
6.250%, 06/15/20	835	901
Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/20	1,000	1,179
Richmond County, Board of Education, GO
5.000%, 10/01/17	1,600	1,787

		40,735

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	750	836

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Hawaii — 0.8%
Hawaii State, Department of Budget & Finance, Queens Health System Project, Ser B, RB, AMBAC
0.218%, 07/01/24 (A)	$2,150	$2,096
Hawaii State, Ser EH, RB
5.000%, 08/01/20	4,500	5,355
Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,026
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,876

		11,353

Idaho — 0.2%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/21	575	635
4.000%, 04/01/22	485	536
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/23	1,000	1,177
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/23	60	70
Nez Perce County, Industrial Pollution Control, Potlach Corp. Project, RB
Callable 01/02/15 @ 100
6.000%, 10/01/24	425	426

		2,844

Illinois — 5.7%
Chicago, Airport Authority O’Hare International Airport, O’Hare International Airport Project, Third Lien, Ser B, RB
5.000%, 01/01/17	2,500	2,727
Chicago, Airport Authority O’Hare International Airport, RB
Callable 01/01/23 @ 100
5.500%, 01/01/27	2,000	2,330
Chicago, Airport Authority O’Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/18	2,500	2,792
Chicago, Metropolitan Water Reclamation District, Ser C, GO
5.000%, 12/01/16	480	522
Chicago, Park District, Ser C, GO
Callable 01/01/24 @ 100
5.000%, 01/01/29	1,200	1,368

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Chicago, Water Revenue, Second Lien Project, RB
Callable 11/01/24 @ 100
5.000%, 11/01/29	$1,000	$1,143
Illinois State, Development Authority, Memorial Group Inc. Project, RB
Callable 11/01/23 @ 100
7.125%, 11/01/30	1,310	1,563
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
Callable 06/01/23 @ 100
5.000%, 06/01/26	6,410	7,443
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,119
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/23 @ 100
5.500%, 07/01/28	1,000	1,145
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/21 @ 100
5.000%, 10/01/30	1,000	1,146
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
5.500%, 06/01/23	12,325	14,456
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,695	3,149
5.000%, 06/01/15	2,975	3,043
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/16 @ 100
6.250%, 06/01/24	3,500	3,775
Illinois State, RB
Callable 06/15/23 @ 100
5.000%, 06/15/24	2,500	2,975
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/23	2,095	2,585
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,248
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/23 @ 100
5.000%, 01/01/31	3,035	3,426
Illinois State, Toll Highway Authority, Ser A1, RB
Callable 01/01/20 @ 100
5.000%, 01/01/25	2,250	2,585
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 12/01/18	2,500	2,907

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/32	$1,250	$1,417
Illinois State, Unemployment Insurance Issue, Compensation Trust Fund, Ser B, RB
Callable 06/15/15 @ 100
5.000%, 06/15/19	3,250	3,331
Northern Illinois University, RB, AGM
5.000%, 04/01/17	1,285	1,398
University of Illinois, Ser A, RB
Callable 04/01/24 @ 100
5.000%, 04/01/28	2,035	2,353
University of Illinois, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	3,210	3,677

		78,623

Indiana — 0.9%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/22 @ 100
5.000%, 02/01/29	1,000	1,123
Indiana State, Finance Authority, Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,164
Indiana University, Student Fee Project, Ser S, RB
Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,294
Indianapolis, Airport Authority, Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,008
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM
Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,827

		12,416

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB
Callable 08/01/21 @ 100
5.000%, 08/01/24	1,500	1,783

Kansas — 0.8%
Kansas State, Department of Transportation, Ser B, RB
0.504%, 09/01/19 (A)	1,750	1,752
Kansas State, Department of Transportation, Ser C, RB
5.000%, 09/01/20	2,500	2,983

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/22 @ 100
5.000%, 11/15/29	$4,000	$4,556
Wyandotte County, Kansas City Unified Government, Ser B, RB
6.070%, 06/01/21 (E)	1,770	1,242

		10,533

Kentucky — 0.6%
University of Kentucky, Ser D, RB
5.250%, 10/01/18	7,250	8,425

Louisiana — 2.0%
Ernest N Morial-New Orleans, Exhibit Hall Authority, RB
Callable 07/15/22 @ 100
5.000%, 07/15/26	1,000	1,144
5.000%, 07/15/27	1,750	1,980
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGM
Callable 06/01/18 @ 100
6.750%, 06/01/26	3,600	4,236
Louisiana State, Ser A, GO
5.000%, 08/01/21	1,000	1,202
Louisiana State, Ser A, RB
Callable 06/15/24 @ 100
5.000%, 06/15/25	2,000	2,450
5.000%, 06/15/30	1,500	1,773
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/19	1,000	1,160
5.000%, 07/01/22	1,000	1,202
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/18 @ 100
5.500%, 05/15/28	8,500	9,457
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/20 @ 100
5.500%, 05/15/30	2,000	2,282

		26,886

Maryland — 2.0%
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	2,195	2,418
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,579

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	$2,820	$3,081
Maryland State, GO
Pre-Refunded @ 100
5.000%, 08/01/16 (B)	900	970
Maryland State, GO
5.000%, 03/01/18	3,500	3,976
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Callable 07/01/22 @ 100
5.000%, 07/01/30	1,165	1,345
Maryland State, Ser B, GO
5.000%, 08/01/22	2,500	3,070
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	4,693
Montgomery County, Public Improvement Project, Ser A, GO
Callable 07/01/19 @ 100
5.000%, 07/01/19	3,750	4,407
Westminster, Lutheran Millers Grant Project, RB
4.875%, 07/01/23	810	841
4.375%, 07/01/21	825	845
3.875%, 07/01/19	465	477

		27,702

Massachusetts — 3.5%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	2,750	3,349
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/22 @ 100
5.000%, 05/01/29	1,000	1,153
Massachusetts State, College Building Authority, Ser C, RB
4.000%, 05/01/18	3,075	3,396
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB
Callable 07/01/21 @ 100
5.000%, 07/01/26	2,000	2,298
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/20	2,765	3,173
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	5,000	5,641

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Federal Highway Project, Ser A, GAN, AGM
5.000%, 12/15/14	$5,000	$5,009
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	1,967
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/22 @ 100
5.000%, 07/01/26	1,500	1,766
Massachusetts State, School Building Authority, Ser B, RB
Callable 08/15/22 @ 100
5.000%, 08/15/28	3,110	3,658
5.000%, 08/15/30	5,000	5,825
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	3,000	3,429
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/23	2,265	2,801
Massachusetts State, Water Pollution Abatement Trust, Sub- Ser 17A, RB
5.000%, 02/01/21	3,215	3,875

		47,340

Michigan — 2.1%
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/17	1,200	1,339
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/24 @ 100
5.000%, 07/01/30	1,000	1,116
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/22	5,000	5,735
Michigan State, Finance Authority, School District Project, RB
5.000%, 06/01/17	1,000	1,070
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 07/01/18 @ 100
5.000%, 07/01/21	7,000	7,968
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 01/01/18 @ 100
5.000%, 01/01/22	1,250	1,398
Michigan State, Finance Authority, Unemployment Obligation Project, RB
5.000%, 07/01/18	3,400	3,904

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Michigan State, Ser A, GO
5.000%, 11/01/19	$2,000	$2,355
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/16	2,500	2,695
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior Lien, AMT, RB, NATL
Callable 12/01/17 @ 100
5.000%, 12/01/22	1,500	1,656

		29,236

Minnesota — 2.6%
Minneapolis & Saint Paul, Allina Health Systems Project, Ser B- 1, RB
Callable 12/01/14 @ 100
0.020%, 11/15/35 (A) (C)	1,000	1,000
Minneapolis & Saint Paul, Allina Health Systems Project, Ser B2, RB
Callable 12/01/14 @ 100
0.040%, 11/15/35 (A) (C)	2,500	2,500
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,823
Minnesota State, GO
5.000%, 08/01/20	1,945	2,324
5.000%, 08/01/20 (D)	55	66
Minnesota State, Municipal Power Agency, RB
Pre-Refunded @ 100
5.250%, 10/01/15 (B)	1,000	1,039
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/24 @ 100
5.000%, 10/01/25	350	419
5.000%, 10/01/27	600	708
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/22	200	238
Minnesota State, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/27	2,000	2,382
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/22	5,000	6,130
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (A)	1,575	1,757
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/38 (A)	1,535	1,785
Rochester, Waste Water Project, Ser A, GO
5.000%, 02/01/22	1,500	1,822

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Southern Minnesota, Municipal Power Agency, Ser A, RB, AMBAC
5.250%, 01/01/17	$600	$657
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,715
University of Minnesota, Ser A, RB
Callable 12/01/20 @ 100
5.250%, 12/01/28	1,370	1,637
University of Minnesota, Ser A, RB
5.000%, 12/01/17	2,520	2,843

		35,845

Missouri — 2.4%
Kansas City, Airport Revenue, Ser A, AMT, RB
Callable 09/01/21 @ 100
5.000%, 09/01/23	8,015	9,129
Missouri State, Board of Public Buildings, RB
5.000%, 10/01/18	1,705	1,956
Missouri State, Environmental Improvement & Energy Resources Authority, RB
5.000%, 07/01/17	1,475	1,642
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/24 @ 100
5.000%, 06/01/28	3,425	3,963
Missouri State, Highway & Transportation Commission, Second Lien, RB
Pre-Refunded @ 100
5.250%, 05/01/17 (B)	3,490	3,879
Missouri State, Joint Municipal Electric Utility Commission, RB
Callable 01/01/25 @ 100
5.000%, 01/01/29	2,000	2,306
Missouri State, Joint Municipal Electric Utility Commission, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/27	1,850	2,169
5.000%, 01/01/28	1,400	1,632
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB
Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,992
University of Missouri, Ser A, RB
5.000%, 11/01/24	3,000	3,744

		33,412

Nebraska — 0.6%
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/29	2,000	2,292

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Nebraska State, Public Power District, Ser C, RB
Callable 01/01/18 @ 100
5.000%, 01/01/25	$1,500	$1,679
Omaha, Public Power District, Ser B, RB
Callable 02/01/21 @ 100
5.000%, 02/01/27	4,015	4,602

		8,573

Nevada — 0.5%
Clark County, Airport Authority, Ser C, RB, AGM
Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	3,222
Henderson, Local Improvement District No. T-18, SAB
Callable 03/01/15 @ 100
5.300%, 09/01/35	1,425	1,156
Henderson, Public Improvement Trust, RB
Callable 07/01/24 @ 100
5.500%, 01/01/34	810	896
Nevada State, Unemployment Compensation Project, RB
5.000%, 06/01/17	1,565	1,733

		7,007

New Hampshire — 0.2%
New Hampshire State, Business Finance Authority, Ser A, RB, AMBAC
0.308%, 10/01/33 (A)	2,940	2,663

New Jersey — 4.1%
Gloucester County, Pollution Control Financing Authority, Keystone Urban Renewal Project, AMT, RB
5.000%, 12/01/24	1,640	1,839
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/20	3,755	4,302
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
4.875%, 09/15/19	825	872
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,645
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser AA, RB
Callable 06/15/19 @ 100
5.500%, 12/15/29	3,020	3,366

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser EE, RB
5.000%, 09/01/18	$3,500	$3,932
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15 (D)	3,110	3,233
New Jersey State, Economic Development Authority, AMT, RB
Callable 03/05/24 @ 101
5.625%, 11/15/30	1,160	1,266
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	855	1,007
5.000%, 07/01/25	170	197
New Jersey State, Ser N, GO, NATL
5.500%, 07/15/18	5,000	5,759
New Jersey State, Ser Q, GO
5.000%, 08/15/19	6,110	7,071
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB
Callable 06/01/17 @ 100
4.500%, 06/01/23	2,250	2,245
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/21	4,040	4,614
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/21 @ 100
5.500%, 06/15/31	3,270	3,752
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/21	4,000	4,718
Rutgers University, Ser J, RB
Callable 05/01/23 @ 100
5.000%, 05/01/29	6,000	6,998

		56,816

New Mexico — 0.5%
New Mexico State, Finance Authority, RB
4.000%, 06/15/16	480	506
New Mexico State, Municipal Energy, Ser B, RB
0.855%, 11/01/39	5,000	5,023
New Mexico State, Severance Tax, Ser A, RB
5.000%, 07/01/15	2,000	2,056

		7,585

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York — 12.3%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.500%, 07/15/30	$3,500	$4,157
Jefferson County, Industrial Development Agency, AMT, RB
5.250%, 01/01/24	370	369
4.750%, 01/01/20	400	400
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 05/15/24 @ 100
5.000%, 11/15/28	3,000	3,480
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/23 @ 100
5.000%, 11/15/29	4,140	4,821
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,444
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 05/15/18 @ 100
5.000%, 11/15/27	1,850	2,068
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	2,000	2,176
Nassau County, Local Economic Assistance Corp., Catholic Health Services of Long Island Project, RB
Callable 07/01/24 @ 100
5.000%, 07/01/29	1,000	1,131
New York & New Jersey, Port Authority, 146th Street Construction Project, AMT, RB, AGM
Callable 12/01/16 @ 100
5.000%, 12/01/17	5,000	5,426
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 12/01/15 @ 100
6.500%, 12/01/28	3,500	3,659
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/20	5,000	5,863
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	2,325	2,946
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	2,750	3,162

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/22	$1,155	$1,266
New York City, Liberty Development, World Trade Center Project, RB
Callable 11/15/24 @ 100
5.150%, 11/15/34	3,335	3,434
New York City, Municipal Water Finance Authority, Ser B, RB, AMBAC
Callable 12/15/14 @ 100
5.000%, 06/15/21	785	786
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,226
New York City, Ser D, GO
5.000%, 08/01/16	3,250	3,497
New York City, Ser E, GO
Callable 08/01/19 @ 100
5.000%, 08/01/21	3,125	3,634
5.000%, 08/01/22	2,000	2,323
New York City, Ser E, GO
5.000%, 08/01/18	2,000	2,288
5.000%, 08/01/20	4,555	5,387
5.000%, 08/01/23	1,315	1,589
New York City, Ser F, GO
Callable 02/01/22 @ 100
5.000%, 08/01/28	2,500	2,883
New York City, Ser K, GO
Pre-Refunded @ 100
5.000%, 08/01/15 (B)	3,170	3,272
New York City, Ser K, GO
Callable 08/01/15 @ 100
5.000%, 08/01/21	1,830	1,887
New York City, Sub-Ser B1, GO
Callable 09/01/18 @ 100
5.250%, 09/01/25	4,520	5,169
New York City, Sub-Ser G-1, GO
Callable 04/01/22 @ 100
5.000%, 04/01/23	2,055	2,444
New York City, Sub-Ser I, GO
Callable 03/01/24 @ 100
5.000%, 03/01/25	2,500	2,999
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/20	1,250	1,491
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/21 @ 100
5.000%, 02/01/23	2,500	2,942
5.000%, 02/01/24	2,250	2,634
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/22 @ 100
5.000%, 02/01/26	2,470	2,897

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/23 @ 100
5.000%, 05/01/28	$2,500	$2,922
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 05/01/17 (B)	1,865	2,065
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
Callable 05/01/17 @ 100
5.000%, 11/01/18	950	1,047
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
Callable 01/01/21 @ 100
5.000%, 07/01/21	1,320	1,551
New York City, Water & Sewer System, Ser DD, RB
Callable 06/15/24 @ 100
5.000%, 06/15/29	1,500	1,774
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/18	2,530	2,884
New York State, Dormitory Authority, General Purpose Project, Ser A, RB
Callable 02/15/24 @ 100
5.000%, 02/15/25	2,500	3,020
New York State, Dormitory Authority, Memorial Sloan- Kettering Project, Ser 1, RB
Callable 01/01/22 @ 100
5.000%, 07/01/23	610	731
New York State, Dormitory Authority, Memorial Sloan- Kettering Project, Ser 1, RB
5.000%, 07/01/21	250	299
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Callable 05/01/21 @ 100
5.000%, 05/01/23	2,135	2,449
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,783
New York State, Dormitory Authority, Ser A, RB
Callable 07/02/24 @ 100
5.250%, 01/01/34	925	1,022
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/22 @ 100
5.000%, 05/15/23	970	1,160

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	$3,000	$3,610
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,796
New York State, Local Government Assistance, Sub- Ser A, RB
5.000%, 04/01/17	2,000	2,207
5.000%, 04/01/18	5,000	5,695
New York State, Thruway Authority, Ser A, RB
Callable 03/15/21 @ 100
5.000%, 03/15/25	6,750	7,871
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/19	9,355	10,786
New York State, Thruway Authority, Ser J, RB
Callable 01/01/24 @ 100
5.000%, 01/01/27	2,095	2,471
New York State, Urban Development Authority, Personal Income Tax, Ser A, RB
5.000%, 03/15/19	2,815	3,272
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 12/15/16	2,000	2,187
5.000%, 03/15/20	1,875	2,217
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB
Callable 07/01/19 @ 100
4.625%, 07/01/22	1,000	1,044
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB
5.000%, 07/01/16	1,645	1,710
Troy, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,730

		168,453

North Carolina — 1.0%
North Carolina State, Capital Improvement Project, Ser C, RB
Callable 05/01/21 @ 100
5.000%, 05/01/30	1,335	1,533
North Carolina State, Medical Care Commission, First Mortgage- Presbyterian Homes Project, RB
Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,376

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
North Carolina State, Public Improvement Project, Ser A, GO
Callable 05/01/20 @ 100
5.000%, 05/01/22	$1,125	$1,343
North Carolina State, Ser C, GO
5.000%, 05/01/22	5,000	6,125
University of North Carolina at Chapel Hill, RB
Callable 12/01/17 @ 100
5.000%, 12/01/31	1,650	1,847

		13,224

North Dakota — 0.1%
Williston, Housing Finance Authority, Eagle Crest Apartments Project, RB
6.250%, 09/01/23	1,060	1,088

Ohio — 2.0%
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/20	2,000	2,340
Kent State University, General Revenue Receipts, Ser B, RB, AGM
Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,880
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/20 @ 100
5.750%, 11/15/22	2,500	3,011
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	3,208
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,764
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,191
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,182
Ohio State, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/23	1,000	1,172
Ohio State, Turnpike Commission, RB
Callable 02/15/23 @ 100
5.250%, 02/15/29	2,500	2,928

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB
Callable 12/01/19 @ 100
5.000%, 12/01/22	$3,595	$4,213

		26,889

Oregon — 0.8%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Callable 04/01/19 @ 100
5.250%, 04/01/26	3,000	3,475
Oregon State, Property Tax, Ser J, GO
Callable 05/01/21 @ 100
5.000%, 05/01/25	2,210	2,600
5.000%, 05/01/26	1,545	1,812
Oregon State, State Lottery, Ser C, RB
5.000%, 04/01/24	2,450	3,042

		10,929

Pennsylvania — 5.1%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	1,385	1,490
Allegheny County, Port Authority, RB
Callable 03/01/21 @ 100
5.000%, 03/01/25	2,200	2,527
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/22 @ 100
5.000%, 05/01/26	1,375	1,553
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB
Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,382
Butler County, Hospital Authority, Butler Health Systems Project, RB
Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,787
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,312
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/24 @ 100
5.000%, 07/01/29	725	783
5.000%, 07/01/34	875	925

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB
Callable 04/15/16 @ 100
5.000%, 04/15/24	$1,025	$1,083
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,728
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/20	1,000	1,177
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	2,128
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 01/01/18 @ 100
5.000%, 07/01/21	2,960	3,316
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 07/01/17 @ 100
5.000%, 01/01/22	3,935	4,353
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,775
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	4,702
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/21 @ 100
5.250%, 05/01/24	2,680	3,105
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,120	3,663
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	5,000	5,704
Pennsylvania State, Philadelphia School District, Ser E, GO
5.000%, 09/01/18	1,785	2,020
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/17	1,000	1,117
Pennsylvania State, Turnpike Commission, Sub-Ser A-1, RB
Callable 12/01/24 @ 100
5.000%, 12/01/30	4,260	4,857

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Philadelphia, Water & Sewer Authority, Ser A, RB
5.000%, 06/15/15	$3,650	$3,742
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/23 @ 100
5.000%, 09/01/25	2,840	3,341
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,361
5.000%, 09/15/28	2,610	2,975

		69,906

Puerto Rico — 0.1%
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/16 (B)	1,235	1,330

Rhode Island — 0.9%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/21	5,100	6,128
5.000%, 09/01/22	5,000	6,071

		12,199

South Carolina — 0.7%
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Callable 12/01/23 @ 100
5.000%, 12/01/27	2,500	2,950
Piedmont, Municipal Power Agency, Ser A, RB, NATL
6.500%, 01/01/16 (D)	1,020	1,088
6.500%, 01/01/16	800	852
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/24 @ 100
5.000%, 12/01/26	3,800	4,528

		9,418

Tennessee — 1.0%
Memphis, Electric Systems Revenue Authority, Sub-Ser, RB
5.000%, 12/01/17	1,730	1,946
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/21 @ 100
5.000%, 07/01/24	1,890	2,169
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/18	1,830	2,095
5.000%, 07/01/20	1,100	1,307

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/22	$2,250	$2,717
Nashville & Davidson County, Metropolitan Government, Tennessee Electric Revenue, Ser A, RB
Callable 05/15/23 @ 100
5.000%, 05/15/29	2,040	2,402
Tennessee State, Ser A, GO
4.000%, 08/01/17	1,645	1,793

		14,429

Texas — 9.5%
Aldine, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,273
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/23 @ 100
5.000%, 09/01/24	5,000	5,929
Clifton, Higher Education Finance, RB, PSF-GTD
Callable 08/15/24 @ 100
5.000%, 08/15/27	1,050	1,253
Conroe, Independent School District, GO, PSF-GTD
Callable 02/15/20 @ 100
5.000%, 02/15/26	2,085	2,434
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM
Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,109
Cypress, Independent School District, Ser C, GO, PSF-GTD
Callable 02/15/24 @ 100
5.000%, 02/15/27	4,000	4,803
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,833
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB
Callable 11/01/16 @ 100
5.000%, 11/01/23	300	324
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/23 @ 100
5.250%, 11/01/26	2,250	2,690
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/24 @ 100
5.000%, 02/15/31	2,445	2,868

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Harris County, Metropolitan Transit Authority, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	$2,500	$2,960
5.000%, 11/01/29	3,160	3,696
Houston, Hotel Occupancy Tax & Special Revenue Authority, Convention & Entertainment Project, Ser B, RB, AMBAC
5.210%, 09/01/15 (E)	5,500	5,482
Houston, Public Improvement Project, Ser A, GO
Callable 03/01/18 @ 100
5.250%, 03/01/28	4,915	5,521
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/23 @ 100
5.000%, 11/15/28	2,610	3,082
Houston, Utility System Revenue Authority, First Lien, Ser D, RB
Callable 11/15/21 @ 100
5.000%, 11/15/29	3,000	3,459
Lower Colorado, River Authority, Transmission Services Project, RB
Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,266
Lower Colorado, River Authority, Transmission Services Project, RB
5.000%, 05/15/18	2,000	2,261
New Hope, Cultural Education Facilities, Collegiate Housing Tarleton State, RB
Callable 04/01/24 @ 100
5.000%, 04/01/29	500	555
North Central Texas, Health Facility Development Authority, Children’s Medical Center Dallas Project, RB
5.000%, 08/15/17	1,315	1,461
North East, Independent School District, School Building Project, Ser A, GO
Callable 08/01/17 @ 100
5.000%, 08/01/23	5,000	5,531
North Texas, Municipal Water District, RB
5.000%, 09/01/22	5,000	6,103
North Texas, Thruway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
6.000%, 01/01/24	245	278
North Texas, Thruway Authority, First Tier, Ser E3, RB
5.750%, 01/01/38 (A)	3,085	3,255
San Antonio, Public Service Board, RB
5.250%, 02/01/24	6,000	7,522
Texas State, Airport System Revenue, AMT, RB
4.750%, 07/01/24	2,500	2,691

15	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	$3,135	$3,577
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/19	2,500	2,971
Texas State, GO
Callable 04/01/24 @ 100
5.000%, 10/01/27	4,285	5,183
5.000%, 04/01/29	3,000	3,601
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	3,275	4,044
Texas State, Municipal Power Agency, RB, NATL
4.080%, 09/01/16 (D) (E)	25	25
Texas State, Private Activity Bond Surface Transportation Corp., Senior Lien, AMT, RB
Callable 09/01/23 @ 100
7.000%, 12/31/38	2,500	3,101
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser LBJ, RB
Callable 06/30/20 @ 100
7.500%, 06/30/33	1,750	2,160
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser NTE, RB
Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,708
Texas State, Public Finance Authority, RB
5.000%, 01/01/17	2,005	2,193
Texas State, Transportation Commission Authority, First Tier, Ser A, RB
Pre-Refunded @ 100
5.000%, 04/01/16 (B)	3,000	3,187
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO
Callable 04/01/17 @ 100
5.000%, 04/01/22	1,600	1,762
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/23 @ 100
5.000%, 05/15/25	1,000	1,214
University of Houston, Ser A, RB
5.000%, 02/15/21	3,500	4,156
University of Texas, Ser B, RB
Callable 07/01/24 @ 100
5.000%, 07/01/27	2,285	2,782
West Travis County, Public Utility Agency, RB
Callable 08/15/21 @ 100
5.000%, 08/15/22	1,000	1,159

		130,462

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Utah — 0.2%
Utah State, Intermountain Power Agency, Sub-Ser A, RB
5.000%, 07/01/16	$2,680	$2,872

Virginia — 0.8%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,092
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 04/01/18	1,630	1,858
5.000%, 10/01/19	1,220	1,440
Virginia State, College Building Authority, 21st Century College & Equipment Program, RB
5.000%, 02/01/17	2,000	2,189
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	2,000	2,369
Virginia State, Ser B, GO
Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,282

		11,230

Washington — 2.7%
King County, Sewer Revenue, Ser A, RB
Callable 01/01/23 @ 100
5.000%, 01/01/29	4,200	4,893
Port of Seattle, Ser A, RB
Callable 08/01/22 @ 100
5.000%, 08/01/28	2,500	2,901
Port of Seattle, AMT, GO
Callable 06/01/21 @ 100
5.250%, 12/01/21	1,000	1,192
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	2,685	3,153
Washington State, GO
5.000%, 07/01/23	5,000	6,106
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/19	2,345	2,736
5.000%, 07/01/20	5,000	5,910
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser A, RB
5.000%, 07/01/17	2,500	2,777

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)/ Shares	Value ($ Thousands)
Washington State, Ser 2015-A-1, GO
Callable 08/01/24 @ 100
5.000%, 08/01/30	$2,540	$3,015
Washington State, Ser R-2010A, GO
5.000%, 01/01/17	1,020	1,114
Washington State, Various Purposes, Ser R-C, GO
5.000%, 07/01/19	3,000	3,508

		37,305

West Virginia — 0.2%
West Virginia State, Water Development Authority, RB
Callable 07/01/24 @ 100
5.000%, 07/01/29	2,610	3,065

Wisconsin — 0.5%
Wisconsin State, Health & Educational Facilities Authority, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 12/01/29	1,650	1,925
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/22 @ 100
5.000%, 10/01/23	1,200	1,189
Wisconsin State, Public Finance Authority, Airport Facilities Project, AMT, RB
5.000%, 07/01/22	1,535	1,683
Wisconsin State, Public Finance Authority, AMT, RB
Callable 11/01/24 @ 100
5.250%, 04/01/30	2,095	2,096

		6,893

Wyoming — 0.1%
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	840	840

Total Municipal Bonds (Cost $1,280,527) ($ Thousands)		1,355,811

CASH EQUIVALENT — 0.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% † (F)	4,434,600	4,435

Total Cash Equivalent (Cost $4,435) ($ Thousands)		4,435

Total Investments — 99.2% (Cost $1,284,962) ($ Thousands) ††		$1,360,246

Percentages are based on Net Assets of $1,370,563 ($ Thousands).

†	Investment in Affiliated Security (see Note 2)

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Security is escrowed to maturity.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(F)	Rate shown is the 7-day effective yield as of November 30, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

††	At November 30, 2014, the tax basis cost of the Fund’s investments was $1,284,844 ($ Thousands), and the unrealized appreciation and depreciation were $76,111 ($ Thousands) and $(709) ($ Thousands) respectively.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,355,811	$—	$1,355,811
Cash Equivalent	4,435	—	—	4,435

Total Investments in Securities	$4,435	$1,355,811	$—	$1,360,246

Amounts designated as “—” are $0.

During the period ended November 30, 2014, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

17	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 103.6%

Alabama — 1.5%
Alabama State, Special Care Facilities Financing Authority, Ser A1, RB
1.500%, 10/01/27 (A)	$4,365	$4,438
Alabama State, Special Care Facilities Financing Authority, Ser A2, RB
1.500%, 10/01/27 (A)	925	940
Chatom, Industrial Development Board Revenue Authority, Powersouth Energy Cooperative Project, Ser A, RB
Callable 05/15/15 @ 100
0.450%, 11/15/38 (A)	2,000	2,000
Chatom, Industrial Development Board Revenue Authority, RB
Callable 02/01/15 @ 100
0.450%, 08/01/37 (A)	5,000	5,000
Chatom, Industrial Development Board Revenue Authority, Ser B, RB
4.000%, 08/01/15	2,000	2,044
Jefferson County, Ser C, GO
Callable 12/03/18 @ 102
4.900%, 04/01/21	1,340	1,453
Mobile, Airport Authority, RB
5.500%, 10/01/15	430	438
Pell City, Special Care Facilities Financing Authority, RB
4.000%, 12/01/14	1,675	1,675

		17,988

Alaska — 0.2%
Alaska State, Housing Finance, Ser A, RB
Callable 12/04/14 @ 100
0.140%, 12/01/41 (A)	2,500	2,500

Arizona — 0.4%
Arizona State, School Facilities Board, RB, AMBAC
4.000%, 07/01/15	1,250	1,273
Arizona State, Sports & Tourism Authority, Professional Baseball Training Project, RB
5.000%, 07/01/15	1,000	1,024
Pima County, Industrial Development Authority, Charter Schools Project, RB
3.000%, 07/01/15	300	301
San Luis, Pledged Excise Tax Revenue, Ser A, RB, BAM
2.000%, 07/01/15	710	717

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
0.880%, 09/01/45 (A)	$1,000	$1,000

		4,315

Arkansas — 0.0%
North Little Rock, Electric System Revenue Authority, Ser A, RB, NATL
6.500%, 07/01/15 (B)	305	316

California — 3.0%
Bay Area, Toll Authority, Ser B, RB
Callable 10/01/17 @ 100
1.500%, 04/01/47 (A)	1,000	1,012
California State, Communities Development Authority, Ser E, RB, AGM
0.450%, 07/01/40 (A)	2,000	2,000
California State, GO
Callable 06/01/16 @ 100
4.000%, 12/01/26 (A)	5,000	5,262
California State, Municipal Finance Authority, Waste Management Inc. Project, Ser A, RB
1.550%, 02/01/19	1,850	1,855
California State, Ser B, GO
Callable 11/01/16 @ 100
0.790%, 05/01/17 (A)	1,700	1,722
Chula Vista, Housing Authority, Garden Villas, Ser A, RB
0.350%, 06/01/15	2,650	2,652
Deutsche Bank SPEARs, Ser DBE-1178, RB
Callable 01/02/15 @ 100
0.290%, 10/15/38 (A)	8,995	8,995
Inglewood, Public Financing Authority, RB
5.000%, 08/01/15	1,645	1,684
Inland Valley, Development Agency, Ser C, TA Pre-Refunded @ 100
4.500%, 03/01/41 (A) (C)	1,000	1,052
JPMorgan Chase PUTTERs, Ser 4483Z, RB
0.190%, 10/01/20 (A)	2,650	2,650
Los Angeles County, Redevelopment Authority, Ser D, RB
5.000%, 09/01/16	1,060	1,140
Los Angeles, Regional Airports Improvement Authority, LAX International Airport Project, RB
0.400%, 12/01/15 (A) (D)	2,500	2,500
Puttable Floating Option Tax-Exempt Receipts, COP, NATL
Callable 09/02/14 @ 100
0.250%, 07/16/23 (A)	800	800

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
South San Francisco, Unified School District, Ser D, GO
1.607%, 05/15/17 (E)	$2,550	$2,484

		35,808

Colorado — 1.2%
Colorado Springs, Utilities System Revenue Authority, Ser B, RB
Callable 12/01/14 @ 100
0.240%, 11/01/36 (A)	1,900	1,900
Colorado State, Educational & Cultural Facilities Authority, RB
3.000%, 08/15/16	355	369
Colorado State, Health Facilities Authority, Ser 3127X, RB
Callable 07/01/19 @ 100
0.180%, 07/01/34 (A)	1,700	1,700
Colorado State, Health Facilities Authority, Ser C-2, RB
4.000%, 10/01/40 (A)	1,250	1,294
E-470, Public Highway Authority, RB
Callable 03/01/17 @ 100
1.220%, 09/01/39 (A)	2,000	2,011
E-470, Public Highway Authority, Ser D1, RB, NATL
5.250%, 09/01/16	1,060	1,136
Regional Transportation District, Ser A, COP
5.000%, 06/01/16	3,500	3,735
3.000%, 06/01/16	1,600	1,660

		13,805

Connecticut — 1.9%
Bridgeport, Ser B, GO, AGM
4.000%, 10/01/16	1,390	1,474
Connecticut State, Economic Recovery Project, GO
Callable 12/01/14 @ 100
0.280%, 07/01/16 (A)	9,000	9,000
Connecticut State, Health & Educational Facility Authority, RB
1.550%, 11/15/29 (A)	1,815	1,852
Connecticut State, Housing Finance Authority, Ser A, RB
1.250%, 05/15/16	1,000	1,012
0.950%, 05/15/15	1,000	1,003
Connecticut State, Ser A, GO
0.810%, 05/15/17 (A)	3,000	3,039
Hamden, BAN
1.250%, 08/20/15	3,000	3,013
New Britain, Ser B, GO
2.000%, 03/26/15	2,000	2,008

		22,401

District of Columbia — 0.7%
District of Columbia, Hospital Revenue Authority, RB
0.290%, 07/15/17 (A)	5,350	5,350

Description	Face Amount ($ Thousands)	Value ($ Thousands)
District of Columbia, Income Tax Revenue Authority, Ser B, RB
Callable 06/01/15 @ 100
0.640%, 12/01/15 (A)	$2,860	$2,867

		8,217

Florida — 3.8%
Atlantic Beach, Fleet Landing Project, Ser A, RB
3.000%, 11/15/15	350	352
Davie, Educational Facilities Authority, Nova Southeastern University Project, Ser B, RB
4.000%, 04/01/16	775	807
Florida State, Municipal Loan Council, Design Building Finance Project, RB
1.750%, 08/15/16	9,820	9,945
Florida State, Municipal Loan Council, RB
4.000%, 05/01/17	1,000	1,070
Hillsborough County, Industrial Development Authority, General Hospital Project, RB
4.000%, 10/01/15	745	767
Hillsborough County, Industrial Development Authority, Lee Moffitt Cancer Center Project, Ser A, RB
5.000%, 07/01/16	1,630	1,739
Jacksonville, Sales Tax Revenue Authority, RB
5.000%, 10/01/16	435	470
JPMorgan Chase PUTTERs, Ser 4009Z, COP, AGM
0.230%, 11/01/16 (A)	3,675	3,675
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 3492Z, AMT, RB, AGM
Callable 10/01/18 @ 100
0.240%, 10/01/32 (A)	8,505	8,505
Lake County, School Board, Ser B, COP, AMBAC
Callable 06/01/16 @ 100
5.000%, 06/01/19	3,000	3,143
Miami-Dade County, Public Improvement Project, RB, AGM
4.000%, 10/01/15	3,390	3,497
Miami-Dade County, School Board, Ser A, COP
Callable 05/01/16 @ 100
5.000%, 08/01/21 (A)	3,500	3,714
Okeechobee County, Waste Disposal Authority, Waste Management Landfil Project, RB
2.250%, 07/01/39 (A)	3,750	3,756
Sunrise, Public Facilities Revenue, Ser B, RB, NATL
0.870%, 10/01/16 (B) (E)	4,040	3,998

		45,438

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Georgia — 3.8%
Atlanta, Airport Revenue Authority, Ser A, RB
5.000%, 01/01/15	$1,000	$1,004
Atlanta, Development Authority, Piedmont/Ellis LLC Project, RB
5.000%, 09/01/15	1,280	1,325
Bartow County, Development Authority, Bowen Power Plant Project, RB
2.375%, 09/01/29 (A)	7,700	7,963
Burke County, Development Authority, RB
1.400%, 11/01/48	1,000	1,004
1.250%, 01/01/52 (A)	2,500	2,506
Floyd County, Development Authority, Georgia Power Company Project, RB
0.850%, 07/01/22 (A)	6,475	6,501
Fulton County, Development Authority, Robert Woodruff Project, Ser B, RB
5.000%, 03/15/16	13,410	14,172
Georgia State, Ser G, GO
Callable 12/01/15 @ 100
0.440%, 12/01/26 (A)	3,000	3,000
Main Street Natural Gas, Ser B, RB
5.000%, 03/15/15	1,010	1,021
Monroe County, Development Authority, Gulf Power Project, RB
1.700%, 06/01/49 (A)	2,500	2,551
Union City, Housing Authority, Providence Parkway Village Apartments, RB
0.500%, 05/01/17	4,500	4,500

		45,547

Idaho — 0.2%
Idaho, Housing & Finance Association, Ser A-CL, RB
Callable 12/02/14 @ 100
0.290%, 01/01/38 (A) (D)	2,900	2,900

Illinois — 7.0%
Central Lake County, Joint Action Water Agency, RB
2.000%, 05/01/15	775	780
Chicago, Board of Education, Ser A, GO, AMBAC
1.230%, 12/01/14 (E)	2,500	2,500
Chicago, Board of Education, Ser A2, GO
Callable 12/01/16 @ 100
0.790%, 03/01/35 (A)	3,000	2,944
Chicago, Board of Education, Ser B, GO, AMBAC
5.000%, 12/01/14	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Chicago, Board of Education, Ser C1, GO
Callable 09/01/15 @ 100
0.990%, 03/01/32 (A)	$1,930	$1,922
Chicago, Park District, Ser D, GO, NATL
Callable 01/01/16 @ 100
5.000%, 01/01/17	425	446
Chicago, Ser A, GO, AGM
Callable 01/02/15 @ 100
5.000%, 01/01/16	2,000	2,007
5.000%, 01/01/17	4,125	4,139
Chicago, Transit Authority, RB, AMBAC
5.000%, 06/01/15	275	281
Chicago, Transit Authority, Ser A, RB, AMBAC
5.250%, 06/01/16	815	869
Cook County, Community High School District No. 228 Bremen, Ser B, GO
5.000%, 12/01/16	1,500	1,619
Cook County, High School District No. 209 Proviso Township, GO, AGM
5.000%, 12/01/15	1,500	1,566
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AGM
3.887%, 12/01/17 (E)	3,250	3,031
3.327%, 12/01/15 (E)	495	488
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AMBAC
3.150%, 12/01/14 (E)	5,500	5,500
Illinois State, Chicago Public Building Commission, Ser B, RB, NATL
5.250%, 12/01/14	1,000	1,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser C, RB
5.000%, 08/15/15	2,145	2,217
Illinois State, Finance Authority, Resurrection Health Care Project, RB, AGM
5.000%, 05/15/15	3,700	3,766
Illinois State, Finance Authority, Ser A, RB, AMBAC
Callable 06/01/16 @ 100
4.300%, 06/01/35 (A)	550	579
Illinois State, GO
5.000%, 08/01/17	2,280	2,498
4.000%, 07/01/15	2,000	2,040
4.000%, 02/01/17	1,750	1,854
3.000%, 02/01/17	5,000	5,190
2.000%, 05/01/15	1,500	1,509
Illinois State, GO, AGM
Callable 09/01/15 @ 100
5.000%, 09/01/17	2,000	2,066

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.000%, 06/01/15	$375	$384
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4279, GO
0.240%, 11/15/20 (A)	16,160	16,160
McHenry & Lake Counties, Community High School District No. 156, Ser A, GO
2.000%, 02/01/16	2,655	2,695
Peoria, GO
0.140%, 12/15/18 (A)	6,130	6,130
Romeoville Village, GO, AGM
Callable 01/02/15 @ 100
4.000%, 12/30/15	500	501
University of Illinois, Ser B, COP, AGM
5.000%, 10/01/16	1,350	1,456
Village of Bedford Park, Valorem Property Tax, Ser A, GO
3.000%, 12/15/16	1,410	1,472
Western Illinois University, Auxiliary Facilities Systems Project, RB
4.000%, 04/01/15	600	607
Will County, Community Consolidated School District No. 157-C Frankfort, Ser C, GO, NATL
0.621%, 01/01/15 (E)	2,150	2,149

		83,365

Indiana — 2.6%
Indiana State, BAN
Callable 01/02/15 @ 100
2.500%, 05/01/15	10,200	10,202
Indiana State, Finance Authority, Community Foundation of Northwest Indiana, RB
4.000%, 03/01/15	500	504
Indiana State, Finance Authority, Republic Services Project, Ser B, RB
0.300%, 05/01/28 (A)	7,000	7,000
Indiana State, Health Facility Financing Authority, Ascension Health Project, Ser A4, RB
1.500%, 10/01/27 (A)	4,735	4,814
Indianapolis, Thermal Energy System Revenue, RB, AGM
5.000%, 10/01/15	1,000	1,038
Jasper, Hospital Authority, Memorial Hospital & Health Care Center Project, RB
4.000%, 11/01/16	550	582
4.000%, 11/01/17	365	393
Merrillville, Multi School Building, RB, NATL
0.445%, 01/15/15 (E)	750	750

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Posey County, Economic Development Project, RB
0.230%, 07/01/46 (A)	$5,000	$5,000
South Bend, Community School, RB, NATL
5.000%, 07/15/15	430	442
St. Joseph County, Airport Authority, St. Joseph Airport Project, AMT, GO
3.500%, 07/01/15	345	350

		31,075

Iowa — 0.8%
Iowa State, Higher Education Loan Authority, RAN
2.000%, 05/14/15	1,000	1,006
Randall, BAN
Callable 02/01/16 @ 100
1.250%, 08/01/16	9,000	9,020

		10,026

Kansas — 0.4%
Horton City, Ser 1, GO
Callable 03/01/15 @ 100
1.150%, 06/01/15	1,000	1,000
Olath, Health Facilities Revenue Authority, Ser B, RB
Callable 03/01/16 @ 100
2.000%, 09/01/37 (A)	4,000	4,063

		5,063

Kentucky — 2.6%
Ashland, King’s Daughter Medical Center Project, Ser B, RB
5.000%, 02/01/17	1,060	1,142
Kentucky, Multi-Family Housing Centre Meadows Apartments Project, RB
Callable 09/01/15 @ 100
0.700%, 03/01/17	3,000	3,001
Kentucky, Public Transportation Infrastructure Authority, RB
3.000%, 07/01/17	1,750	1,836
Lexington-Fayette Urban County, Richmond Place Project, RB
0.400%, 04/01/15 (D)	5,010	5,010
Trimble, Pollution Control Authority, Louisville Gas and Electric Project, Ser A, RB
1.050%, 09/01/26 (A)	5,000	4,998
Trimble, Pollution Control Authority, Louisville Gas and Electric Project, AMT, RB
3.887%, 11/01/27 (A)	15,000	14,995

		30,982

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Louisiana — 0.7%
Louisiana State, Offshore Terminal Authority, Ser B-1, RB
2.200%, 10/01/40 (A)	$4,000	$4,088
Shreveport, Water & Sewer Revenue, Ser A, RB, BAM
3.000%, 12/01/16	3,490	3,645

		7,733

Maine — 0.0%
Portland, General Airport Revenue, RB
3.000%, 07/01/15	175	177

Maryland — 0.1%
Maryland State, Housing & Community Development Administration, Ser B, RB
0.990%, 03/01/36 (A)	1,000	1,003

Massachusetts — 1.6%
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center, Ser C, RB, NATL
Callable 08/15/15 @ 100
5.000%, 08/15/17	1,535	1,585
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G-2, RB, AGM
0.320%, 07/01/42 (A)	4,000	4,000
Massachusetts State, Housing Finance Agency, RB
Callable 03/01/15 @ 100
1.150%, 12/01/16	1,600	1,600
Massachusetts State, Housing Finance Agency, Ser A, RB
Callable 03/01/15 @ 100
0.650%, 12/01/16	2,200	2,200
Massachusetts State, Housing Finance Agency, Ser E, RB
Callable 06/01/15 @ 100
0.950%, 06/01/16	4,070	4,080
Massachusetts State, Ser A, GO
Callable 08/01/15 @ 100
0.520%, 02/01/16 (A)	2,000	2,007
Massachusetts State, Ser D-1, GO
Callable 02/01/16 @ 100
0.240%, 08/01/43 (A)	3,000	3,000

		18,472

Michigan — 5.3%
Brighton Area, School District, Ser II, GO, AMBAC
1.103%, 05/01/15 (E)	9,500	9,468
Chelsea, School District, GO
4.000%, 05/01/17	1,425	1,521

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Fitzgerald Public School District, Ser B, GO, BAM
4.000%, 05/01/15	$1,485	$1,506
Forest Hills Public Schools, GO
5.000%, 05/01/18	2,000	2,236
5.000%, 05/01/19	1,425	1,627
4.000%, 05/01/16	2,600	2,705
4.000%, 05/01/17	2,150	2,293
Howell, Public Schools, GO
4.000%, 05/01/16	1,120	1,175
L’Anse Creuse, Public Schools, School Building & Site Project, GO
Callable 01/02/15 @ 100
0.060%, 05/01/35 (A)	5,000	5,000
Livonia, Public School District, GO
5.000%, 05/01/18	850	955
4.000%, 05/01/16	500	524
4.000%, 05/01/17	725	776
2.000%, 05/01/15	320	322
Livonia, Public School District, School Building & Site Project, Ser I, GO, AGM
2.000%, 05/01/15	1,000	1,007
Michigan State, Building Authority, Facilities Program, Ser II, RB, AMBAC
Callable 10/15/15 @ 100
5.000%, 10/15/17	6,550	6,823
Michigan State, Finance Authority, Detroit School District, Ser E, RB
2.850%, 08/20/15	3,000	3,018
Michigan State, Finance Authority, Local Government Loan Program, RB
3.000%, 07/01/15	1,000	1,014
Michigan State, Finance Authority, Local Government Loan Program, Ser D1, RB
5.000%, 07/01/18	2,275	2,547
Michigan State, Finance Authority, Senior Lien, Ser C6, RB
5.000%, 07/01/16	2,500	2,649
Michigan State, Finance Authority, Unemployment Obligations Project, RB
Callable 12/22/14 @ 100
5.000%, 07/01/23	4,120	4,175
Michigan State, Hospital Finance Authority, RB
4.000%, 11/01/27 (A)	1,960	2,066
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
2.000%, 05/01/15	1,580	1,591
University of Michigan, Ser F, RB
Callable 10/01/15 @ 100
0.440%, 04/01/43 (A)	5,000	5,008

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
West Ottawa, Public Schools, Ser B, GO
3.000%, 05/01/15	$2,450	$2,478

		62,484

Minnesota — 0.4%
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser A, RB
1.849%, 01/01/17	1,000	1,013
Northeast Metropolitan, Intermediate School District No. 916, Ser A, COP
2.000%, 02/01/16	610	621
Pipestone County, Medical Center Revenue Authority, BAN
0.850%, 05/01/17	3,000	2,997

		4,631

Mississippi — 2.9%
Mississippi State, Business Finance, Coast Electric Power Project, Ser C, RB
0.300%, 05/01/37	2,000	2,000
Mississippi State, Business Finance, Waste Management Inc., Project, RB
1.000%, 07/01/17	5,885	5,881
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Health System Project, Ser A, RB
5.000%, 08/15/16	2,000	2,131
Perry County, Pollution Control Project, RB
Callable 12/01/14 @ 100
0.250%, 02/01/22 (A) (D)	22,200	22,200
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
Callable 12/01/14 @ 100
0.500%, 10/01/17 (A) (D)	2,500	2,500

		34,712

Missouri — 1.0%
Missouri State, Health & Educational Facilities Authority, RB
3.000%, 10/01/16	315	328
Missouri State, Health & Educational Facilities Authority, St. Louis University, Ser B, RB
Callable 12/01/14 @ 100
0.030%, 10/01/24 (A) (D)	4,900	4,900
Missouri State, Housing Development Commission, Shepard Apartments Project, Ser 3, RB
3.000%, 03/01/15	2,000	2,012

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Northwest Missouri State University, Housing System Project, RB
1.250%, 06/01/16	$1,425	$1,438
1.000%, 06/01/15	1,755	1,760
Sikeston, Electric System Revenue, RB, NATL
6.000%, 06/01/15	1,225	1,259

		11,697

Montana — 0.5%
Livingston, Healthcare Project, RAN
Callable 06/01/15 @ 100
2.000%, 12/01/15	6,000	6,005

Nebraska — 0.1%
Nebraska State, Public Power District, RB
4.000%, 01/01/18	575	630

Nevada — 0.5%
Clark County, Department of Aviation, AMT, RB
5.000%, 07/01/16	1,800	1,922
Deutsche Bank SPEARs/LIFERs Trust, Ser DB-663, GO, AGM
Callable 06/15/17 @ 100
0.300%, 06/15/22 (A)	2,750	2,750
Reno, Ser B, GO
3.000%, 06/01/15	1,495	1,515

		6,187

New Hampshire — 0.2%
New Hampshire State, Business Finance Authority, Ser A, AMT, RB
4.500%, 07/01/27 (A)	2,200	2,240

New Jersey — 15.6%
Absecon, BAN
1.000%, 08/06/15	1,540	1,543
Allamuchy Township, BAN
1.000%, 12/17/14	1,303	1,303
Austin Trust, Ser 2008-3302, RB, AGM
Callable 09/01/17 @ 100
0.310%, 09/01/32 (A)	3,000	3,000
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/17	1,000	1,087
Carteret, BAN
1.000%, 02/06/15	3,200	3,203
Freehold, Ser A, GO
0.900%, 12/04/15	8,925	8,952
Hamilton Township, School District, GO
4.000%, 07/15/15	500	511

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Hillside Township, GO
1.000%, 08/07/15	$2,439	$2,444
Hudson County, GO
4.000%, 07/15/16	1,145	1,212
Kearny, BAN
1.000%, 02/05/15	16,833	16,846
Lyndhurst Township, BAN
1.125%, 02/13/15	3,817	3,821
Millville, GO
0.900%, 08/04/15	6,737	6,750
Moonachie, GO
1.250%, 10/21/15	2,000	2,011
New Jersey State, Economic Development Authority, RB
Callable 08/01/16 @ 100
0.770%, 02/01/17 (A)	2,000	2,002
New Jersey State, Educational Facilities Authority, RB
5.000%, 06/01/16	2,350	2,498
New Jersey State, Building Authority, BAN
Callable 06/15/15 @ 100
3.000%, 06/15/16	7,000	7,092
New Jersey State, Economic Development Authority, Hillcrest Health Services Project, RB, AMBAC
1.150%, 01/01/15 (E)	2,000	1,998
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser E, RB
Callable 08/01/15 @ 100
1.740%, 02/01/16 (A)	2,755	2,777
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, RB
5.000%, 12/01/14	3,500	3,500
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/16	2,050	2,218
New Jersey State, Higher Education Student Assistance Authority, AMT, RB, AGM
0.310%, 06/01/16 (A)	3,250	3,250
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.500%, 05/01/15	1,500	1,502
New Jersey State, Tobacco Settlement Financing Authority, RB
Callable 06/01/17 @ 100
0.690%, 06/01/29 (A)	10,600	10,600
New Jersey State, Transit Authority, Ser A, COP, AMBAC
5.500%, 09/15/15 (B)	1,875	1,953
New Jersey State, Transportation System, Ser B, RB
5.250%, 12/15/14	1,010	1,012

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Transportation Trust Fund Authority, Ser A, Cl RB, RB
5.250%, 12/15/14	$3,495	$3,502
5.000%, 12/15/14	1,000	1,002
New Jersey State, Turnpike Authority, Ser C-NATL-IBC, RB, NATL
6.500%, 01/01/16 (B)	3,830	3,884
New Jersey State, Turnpike Authority, Ser E, RB
Callable 07/01/16 @ 100
0.660%, 01/01/23 (A)	3,000	3,015
Newark, General Improvements Project, Ser B, BAN
1.750%, 06/24/15	9,000	9,035
Newark, General Improvements, Ser A, GO
5.000%, 07/15/15	1,000	1,028
Newark, Housing Authority, RB, AGM
4.500%, 12/01/18	500	529
Newark, Ser A, GO
Callable 12/22/14 @ 100
1.750%, 02/20/15	2,000	2,002
Newark, Ser C, GO
1.750%, 06/24/15	2,000	2,008
Palmyra, Ser A, BAN
1.000%, 05/05/15	7,465	7,472
Palmyra, Ser B, BAN
1.000%, 09/08/15	1,545	1,547
Passaic County, GO
3.000%, 08/15/15	1,220	1,244
Paterson, BAN
1.250%, 06/03/15	11,708	11,737
Paulsboro, Ser B, BAN
1.000%, 07/07/15	2,401	2,406
Plainfield, BAN
1.000%, 09/03/15	16,527	16,540
Toms River, GO
1.000%, 06/23/15	12,440	12,484
Winslow Township, Ser A, BAN
1.000%, 07/20/15	9,299	9,313
Wood Ridge, GO
1.000%, 11/13/15	2,600	2,610

		184,443

New Mexico — 1.1%
Farmington, Pollution Control Revenue Authority, Southern California Edison Project, Ser A, RB
2.875%, 04/01/29 (A)	7,310	7,372
New Mexico, Municipal Energy Acquisition Authority, Sub-Ser B, RB
0.624%, 08/01/17 (A)	5,000	5,016

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Taos County, Education Improvement Authority, RB, BAM
2.000%, 04/01/15	$1,000	$1,003

		13,391

New York — 18.9%
Auburn, Ser B, BAN
1.000%, 05/29/15	16,417	16,446
Bath Central School District, GO
2.000%, 06/15/15	840	848
Board of Cooperative, Education Services, RAN
1.250%, 06/26/15	2,000	2,009
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.000%, 11/01/31 (A)	2,500	2,512
0.900%, 11/01/31 (A)	2,500	2,509
Deutsche Bank SPEARs, Ser DBE-1159, AMT, RB
Callable 01/02/15 @ 100
0.300%, 12/01/33 (A)	8,000	8,000
Deutsche Bank SPEARs, Ser DBE-1161, AMT, RB
Callable 01/16/15 @ 100
0.300%, 10/01/45 (A)	1,000	1,000
Deutsche Bank SPEARs/LIFERs Trust, RB
0.320%, 07/01/32	2,650	2,650
Franklin County, Solid Waste Management Authority, AMT, BAN
Callable 01/02/15 @ 100
1.000%, 03/31/15	3,860	3,860
Greater Southern Tier, Board of Cooperative Education Services, RAN
1.500%, 06/30/15	3,000	3,013
Long Beach, Ser A, GO
Callable 05/19/15 @ 100
1.500%, 09/18/15	2,075	2,082
Long Beach, Ser B, GO
1.500%, 09/18/15	1,740	1,748
Long Island, Power Authority, Ser E, RB, NATL
Callable 12/01/16 @ 100
5.000%, 12/01/17	2,780	3,021
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/15 @ 100
0.310%, 11/15/41 (A)	2,000	2,000
Metropolitan New York, Transportation Authority, Sub- Ser, RB
Callable 05/01/15 @ 100
0.634%, 11/01/32 (A)	1,000	1,002
Monroe County, Public Improvement Project, BAN
1.000%, 07/01/15	25,000	25,063

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Monroe County, Public Improvements Project, GO
4.000%, 06/01/15	$1,020	$1,037
Nassau County, Health Care, RAN
Callable 12/22/14 @ 100
2.250%, 01/15/15	9,500	9,505
New York City, Housing Development Authority, Ser B1B, RB
Callable 01/02/15 @ 100
1.100%, 11/01/16	6,905	6,907
New York City, Housing Development Authority, Ser D2A, RB
1.150%, 11/01/15	3,000	3,003
New York City, Housing Development Authority, Ser F, RB,
Callable 01/02/15 @ 100
0.950%, 05/01/16	12,200	12,201
New York City, Ser C4, GO, AGM
0.490%, 10/01/27 (A)	350	350
New York City, Sub-Ser J-8-R, GO
Callable 10/01/15 @ 100
0.420%, 08/01/21 (A)	4,000	4,001
New York City, Sub-Ser J, GO, AGM
0.530%, 06/01/36 (A)	800	800
New York State, Energy Research & Development Authority, Keyspan Generation Project, Ser A, RB, AMBAC
1.100%, 10/01/28 (A)	825	825
New York State, Housing Finance Agency, Affordable Housing Project, Ser E, RB
1.050%, 05/01/16	1,000	1,008
New York State, Housing Finance Agency, Affordable Housing Project, Ser F, RB
0.950%, 05/01/16	3,000	3,013
Niagara Falls, School District, BAN
1.000%, 06/25/15	21,929	22,000
Niagara, Frontier Transportation Authority, AMT, RB
4.000%, 04/01/15	1,500	1,517
Orange & Ulster Counties, Board of Cooperative Education Services District, Ser A, RAN
1.000%, 01/30/15	2,000	2,001
Oyster Bay, Ser B, BAN
1.000%, 07/10/15	34,000	34,080
Plattsburgh, GO
1.000%, 11/19/15	6,225	6,251
Ramapo, Ser B, BAN
4.000%, 05/27/15	2,000	2,014
Rockland County, GO
2.000%, 03/17/15	1,500	1,506
Rockland County, GO, BAM
2.000%, 02/15/15	800	802

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Rockland County, Ser A, GO, AGM
5.000%, 03/01/16	$2,000	$2,106
5.000%, 03/01/17	1,375	1,491
Schenectady, City School District, RAN
1.250%, 01/16/15	15,000	15,019
St. Lawrence County, BAN
1.100%, 07/24/15	2,900	2,903
Suffolk County, Judicial Facilities Agency, Dennison Building Project, RB
5.000%, 11/01/15	1,285	1,331
Suffolk County, Public Improvements Project, Ser B, GO
2.000%, 10/01/15	5,115	5,185
Suffolk County, RAN
1.500%, 03/26/15	5,000	5,018

		223,637

North Carolina — 0.1%
New Hanover, Hospital Revenue Project, RB
4.000%, 10/01/15	1,370	1,411

North Dakota — 0.2%
Williston, Ser A, RB
Callable 01/02/15 @ 100
2.500%, 11/01/15	2,000	2,001

Ohio — 3.2%
American Municipal Power, RB
1.100%, 06/25/15	1,750	1,753
1.000%, 10/22/15	7,531	7,552
1.000%, 11/18/15	2,435	2,438
Cleveland, Airport System Revenue Authority, Ser A, RB, AMBAC
5.000%, 01/01/15	1,600	1,606
Deutsche Bank SPEARs/LIFERs Trust, Ser 619, RB
Callable 06/01/07@ 100
0.320%, 06/01/24 (A)	9,040	9,040
Hamilton County, Childrens Hospital Project, RB
5.000%, 05/15/18	450	509
4.000%, 05/15/17	785	845
Lancaster, Port Authority, RB
0.505%, 02/01/17	3,000	2,999
Lorain County, Port Authority, Kendal at Oberlin Project, RB
3.000%, 11/15/16	625	638
3.000%, 11/15/17	555	572
2.000%, 11/15/15	500	501
Ohio State, Higher Educational Facility Commission, John Carroll University Project, RB
2.250%, 09/01/33 (A)	1,250	1,285

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Ohio State, Higher Educational Facility Commission, University Hospital Project, RB
Callable 12/01/14 @ 100
0.380%, 01/15/33 (A)	$2,500	$2,500
Ohio State, Water Development Authority, Waste Management Project, RB
2.250%, 07/01/21 (A)	3,450	3,520
Richland County, Ser A, BAN
1.600%, 01/07/15	1,400	1,401
Waverly City, School District, Improvements and Energy Conservation Project, GO
2.000%, 05/20/15	1,250	1,256

		38,415

Oklahoma — 0.5%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/17	1,065	1,132
Muskogee, Industrial Trust, Muskogee Public Schools Project, RB
3.000%, 09/01/15	780	795
Oklahoma City, Airport Trust, Ser Junior, AMT, RB
5.000%, 07/01/15	1,350	1,385
Oklahoma State, School Districts & County, Revenue Anticipation Program, COP
0.750%, 06/30/15	2,000	2,000

		5,312

Oregon — 0.1%
Oregon State, AMT, RB
Callable 01/02/15 @ 100
0.290%, 12/01/25 (A) (D)	1,300	1,300

Pennsylvania — 4.5%
Bermudian Springs, School District, GO
Callable 11/02/15 @ 100
0.804%, 05/01/23 (A)	2,000	2,003
Chester County, Industrial Development Authority, University Project, BAN
Callable 01/02/15 @ 100
1.600%, 02/01/15	7,900	7,906
Clarion County, Industrial Development Authority, BAN
Callable 11/01/15 @ 100
1.050%, 05/01/16	1,000	1,001
Delaware County, Elwyn Project, RB
4.000%, 06/01/15	1,185	1,199
Downingtown Area, School District, GO
Callable 09/11/15 @ 100
0.290%, 05/01/15 (A)	875	875

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Fort Leboeuf, School District, GO, NATL
4.000%, 01/01/15	$1,175	$1,178
Lancaster, Industrial Development Authority, Garden Spot Village Project, RB
5.000%, 05/01/16	300	313
3.000%, 05/01/15	360	362
Lycoming County, Susquehanna Health System Project, Ser A, RB
5.000%, 07/01/15	1,000	1,022
Penn Hills, School District, GO, BAM
3.000%, 10/01/16	1,145	1,188
3.000%, 10/01/17	1,000	1,048
Pennsylvania State, Department of General Services, COP, AGM
4.000%, 05/01/16	1,000	1,043
3.000%, 05/01/15	1,250	1,262
3.000%, 11/01/15	1,680	1,715
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, RB
3.000%, 12/01/38 (A)	7,500	7,602
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/22	5,000	5,349
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
1.750%, 12/01/33 (A)	3,000	3,037
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program Mount Aloyius Project, RB
0.850%, 11/01/41 (A)	1,140	1,140
Pennsylvania State, Public School Building Authority, Philadelphia School District Project, RB
5.000%, 04/01/15	1,000	1,015
5.000%, 04/01/16	2,000	2,113
5.000%, 04/01/17	1,500	1,630
Pennsylvania State, Turnpike Commission, Ser B-1, RB
Callable 06/01/17 @ 100
0.490%, 12/01/17 (A)	4,000	4,004
Philadelphia, Authority for Industrial Development, American College of Physicians Project, RB
4.000%, 06/15/15	1,370	1,397
Philadelphia, School District, Ser C, GO
5.000%, 09/01/15	2,300	2,379

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Southcentral, General Authority, Hanover Hospital Project, RB
4.000%, 12/01/14	$250	$250
4.000%, 12/01/15	1,160	1,179
Upper Darby, GO, AGM
Callable 04/01/16 @ 100
2.250%, 10/01/17	310	316

		53,526

Puerto Rico — 2.8%
Deutsche Bank SPEARs, RB, AMBAC
Callable 12/01/14 @ 100
0.580%, 08/01/54 (A)	12,585	12,585
Deutsche Bank SPEARs, RB, NATL
0.580%, 08/01/41 (A)	10,335	10,335
0.580%, 08/01/42 (A)	9,615	9,615
Puerto Rico Commonwealth, Ser B, GO, AGM
6.500%, 07/01/15	1,000	1,024
Puerto Rico, Electric Power Authority, Ser KK, RB, AGM
5.500%, 07/01/15	150	153

		33,712

Rhode Island — 0.4%
Rhode Island State, Health & Educational Building, RB
4.000%, 05/15/16	1,000	1,048
4.000%, 05/15/17	1,650	1,751
3.000%, 05/15/15	1,300	1,314
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
5.000%, 12/01/16	900	969

		5,082

South Carolina — 1.2%
South Carolina State, Educational Facilities Authority, Furman University Project, Ser B, RB
Callable 12/01/14 @ 100
0.030%, 10/01/39 (A)	8,500	8,500
South Carolina State, Housing Finance & Development Authority, Parker at Cone Project, RB, GNMA
Callable 01/02/15 @ 100
0.800%, 05/01/15	2,250	2,251
South Carolina State, Jobs- Economic Development Authority, Anmed Health Project, RB
5.000%, 02/01/15	1,000	1,008
South Carolina State, Jobs- Economic Development Authority, Waste Management Project, RB
2.875%, 02/01/15	2,000	2,007

		13,766

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Ser B, RB
3.000%, 11/01/17	$500	$530
3.000%, 11/01/18	500	535

		1,065

Tennessee — 0.6%
Cleveland, Health & Educational Facilities Board, North Cleveland Towers Project, AMT, RB
Callable 12/22/14 @ 100
0.700%, 03/01/16 (A)	3,000	3,000
Lewisburg, Industrial Development Board, Waste Management Project, AMT, RB
0.370%, 07/02/35 (A)	3,000	3,000
Tennessee State, Energy Acquisition, Ser A, RB
5.000%, 09/01/15	1,510	1,558

		7,558

Texas — 8.2%
Austin, SAB
3.005%, 12/01/16 (E)	3,000	2,945
2.663%, 12/01/15 (E)	6,905	6,863
Brazos, River Authority, Houston Industries Project, Ser D, RB, NATL
4.900%, 10/01/15	725	750
Central Texas, Regional Mobility Authority, Ser B, RB
Callable 07/01/15 @ 100
3.000%, 01/01/45 (A)	500	506
Dallas-Fort Worth, International Airport, Ser D, RB
5.000%, 11/01/16	1,000	1,084
5.000%, 11/01/17	2,000	2,244
Deutsche Bank SPEARs, Ser DBE-1226, RB
Callable 04/01/30 @ 100
0.300%, 04/01/53 (A)	13,280	13,280
Dickinson, Independent School District, GO, PSF-GTD
1.500%, 08/01/37 (A)	2,400	2,417
Gulf Coast, Waste Disposal Authority, Bayport Area System Project, RB, AGM
4.000%, 10/01/16	400	425
3.000%, 10/01/15	250	255
Houston, Independent School District, Ser A, GO, PSF-GTD
1.000%, 06/01/39 (A)	4,000	4,013
Houston, Utility System Revenue Authority, Ser A, RB
Callable 01/02/15 @ 100
0.590%, 05/15/34 (A)	1,100	1,100

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Hunt, Memorial Hospital District, RB, AGM
Callable 01/02/15 @ 100
0.220%, 08/15/17 (A)	$2,725	$2,725
JPMorgan Chase PUTTERs, Ser 4302Z, RB
0.260%, 11/15/20 (A)	1,000	1,000
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4301, RB
0.260%, 11/15/20 (A)	5,000	5,000
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4314, RB
0.260%, 11/15/20 (A)	5,555	5,555
Port of Arthur, Navigation District, Motiva Enterprises Project, Ser A, RB
Callable 12/01/14 @ 100
0.150%, 12/01/39 (A)	2,500	2,500
Port of Arthur, Navigation District, Motiva Enterprises Project, RB
Callable 12/01/14 @ 100
0.150%, 11/01/40 (A)	10,950	10,950
Port of Arthur, Navigation District, Motiva Enterprises Project, Ser B, RB
Callable 12/01/14 @ 100
0.150%, 12/01/39 (A)	1,900	1,900
0.150%, 04/01/40 (A)	2,100	2,100
Port of Arthur, Navigation District, Motiva Enterprises Project, Ser C, RB
Callable 12/01/14 @ 100
0.150%, 12/01/39 (A)	2,420	2,420
San Antonio, Public Service Board, RB
2.000%, 12/01/27 (A)	7,500	7,705
San Antonio, Water System Revenue, RB
0.720%, 05/01/43 (A)	3,000	2,999
Sienna, Plantation Levee Improvement District, GO, BAM
3.000%, 09/01/16	500	521
Starr County, GO, AMBAC
Callable 01/02/15 @ 100
4.000%, 08/15/17	500	501
Tarrant County, Cultural Education Facilities Finance, Hendrick Medical Center Project, RB
4.000%, 09/01/16	440	465
3.000%, 09/01/15	500	510
Tarrant County, Cultural Education
Facilities Finance, Ser 2973, RB
Callable 11/15/18 @ 100
0.240%, 11/15/29 (A)	600	600
Tarrant County, Housing Finance, RB
Callable 10/01/15 @ 100
0.600%, 10/01/16	1,500	1,501

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, RB
5.000%, 12/15/16	$1,755	$1,885
Texas State, Municipal Gas Acquisition & Supply II, RB
0.510%, 09/15/17 (A)	530	531
Texas State, Public Finance Authority, Revenue Refunding Assessment Unemployment, RB
4.000%, 07/01/17	3,000	3,222
Texas State, San Antonio Energy Acquisition, RB
5.250%, 08/01/15	1,000	1,026
Texas State, Transportation Commission, Ser B, RB
Callable 02/15/15 @ 100
1.250%, 08/15/42 (A)	2,165	2,169
Trinity, Higher Educational Facilities Authority, St. Thomas University Project, RB
3.000%, 10/01/17	580	595
2.000%, 10/01/15	355	356
2.000%, 10/01/16	575	577
Tyler, Health Facilities Development, Ser A, RB
5.000%, 11/01/15	2,500	2,595

		97,790

Virgin Islands — 0.3%
Virgin Islands, Public Finance Authority, Ser B, RB
3.000%, 10/01/15	3,000	3,048

Virginia — 0.4%
Caroline County, Industrial Development Authority, BAN
Callable 01/02/15 @ 100
4.000%, 08/01/16	1,815	1,819
Fredericksburg, Economic Development Authority, Mary Washington Health Care Project, RB
1.940%, 08/01/38 (A)	1,000	1,023
Henrico County, Economic Development Authority, Bon Secours Health Systems Project, RB
4.000%, 11/01/16	1,250	1,329

		4,171

Washington — 1.8%
Energy Northwest, Wind Project, RB
5.000%, 07/01/16	750	803
5.000%, 07/01/17	750	828
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 3608, RB
Callable 11/01/19 @ 100
0.240%, 03/01/28 (A)	13,050	13,050

Description	Face Amount ($ Thousands)/ Shares	Value ($ Thousands)
Port of Seattle, AMT, RB
4.000%, 06/01/16	$500	$525
Washington State, Health Care Facilities Authority, Peace Health Project, Ser A, RB
5.000%, 11/15/16	200	217
5.000%, 11/15/17	500	561
5.000%, 11/15/18	655	753
Washington State, Housing Finance Commission, Ser A, RB
Callable 12/01/15 @ 100
0.550%, 06/01/16	4,000	4,000

		20,737

Wisconsin — 0.2%
Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care Project, Ser A, RB
5.000%, 07/15/16	400	427
4.000%, 07/15/15	460	470
Wisconsin State, Health & Educational Facilities Authority, Hospital Sisters Services Project, RB
4.000%, 08/15/15	1,200	1,232
Wisconsin State, Health & Educational Facilities Authority, Howard Young Health Care Project, RB
4.000%, 08/15/15	600	615

		2,744

Total Municipal Bonds (Cost $1,226,018 ($ Thousands)		1,228,826

CASH EQUIVALENT — 0.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% † (F)	4,397,093	4,397

Total Cash Equivalent (Cost $4,397) ($ Thousands)		4,397

Total Investments — 104.0% (Cost $1,230,415) ($ Thousands) ††		$1,233,223

Percentages are based on Net Assets of $1,185,739 ($ Thousands).

†	Investment in Affiliated Security (see Note 2)

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Security is escrowed to maturity.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(F)	Rate shown is the 7-day effective yield as of November 30, 2014.

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

November 30, 2014

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Company

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

PSF- GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

††	At November 30, 2014, the tax basis cost of the Fund’s investments was $1,230,402 ($ Thousands), and the unrealized appreciation and depreciation were $3,172 ($ Thousands) and $(351) ($ Thousands), respectively.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,228,826	$—	$1,228,826
Cash Equivalent	4,397	—	—	4,397

Total Investments in Securities	$4,397	$1,228,826	$—	$1,233,223

Amounts designated as “—” are $0.

During the period ended November 30, 2014 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 99.3%

California — 99.3%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,376
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/22	1,430	1,722
5.000%, 10/01/23	2,160	2,625
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,401
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,000	3,489
California State, Communities Development Authority, Ser A, RB, AGM
5.000%, 10/01/21	500	584
5.000%, 10/01/22	500	586
5.000%, 10/01/23	500	587
California State, Department of Water Resources, Ser H, RB
Callable 05/01/18 @ 100
5.000%, 05/01/22	3,000	3,399
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/16	1,000	1,066
5.000%, 05/01/19	2,000	2,347
California State, Eastern Municipal Water & Sewer District, Ser A, RB
5.000%, 07/01/18	700	797
California State, Economic Recovery, Ser A, GO
5.000%, 07/01/16	2,775	2,978
5.000%, 07/01/18	1,175	1,351
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/20	505	569
4.000%, 10/01/21	500	564
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/20	225	271
5.000%, 09/01/21	325	395
5.000%, 09/01/22	800	984
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/22 @ 100
5.000%, 09/01/25	785	941
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,471

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, GO
5.250%, 02/01/18	$2,000	$2,279
5.000%, 10/01/20	5,000	5,976
California State, GO
Callable 12/01/14 @ 100
0.010%, 05/01/34 (A)(B)	2,000	2,000
California State, GO
Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,286
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/24	1,650	1,949
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/23	5,000	6,048
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/22	1,200	1,426
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/22 @ 100
5.000%, 06/01/25	400	451
5.000%, 06/01/26	350	392
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/24	1,000	1,171
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19 (C)	875	927
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	4,147
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,420
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/19	1,425	1,581
California State, Municipal Finance Authority, RB
5.000%, 10/01/21	1,000	1,211
California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM
Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,654
California State, Public Works Board, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/25	3,600	4,302

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, Public Works Board, Ser B, RB
5.000%, 10/01/20	$1,000	$1,181
California State, State Wide Communities Development Authority, RB, AGM
5.000%, 11/15/22	200	237
California State, State Wide Communities Development Authority, Ser S, RB
Callable 11/01/16 @ 100
2.500%, 08/01/20	2,250	2,300
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/23	1,200	1,402
California State, University Systemwide Project, Ser A, RB
5.000%, 11/01/17	2,000	2,257
California State, University Systemwide Project, Ser A, RB
Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,343
California State, University Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,343
California State, Various Purposes, GO
5.250%, 10/01/22	3,000	3,686
5.000%, 12/01/23	2,295	2,811
California State, Various Purposes, GO
Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	5,963
California State, Various Purposes, GO
Callable 03/01/20 @ 100
5.000%, 03/01/22	1,000	1,174
California State, Various Purposes, GO
Callable 09/01/22 @ 100
5.000%, 09/01/25	5,400	6,424
California State, Various Purposes, GO
Callable 12/01/23 @ 100
5.000%, 12/01/24	5,000	6,073
Contra Costa, Transportation Authority, Ser B, RB
Callable 03/01/20 @ 100
5.000%, 03/01/22	1,750	2,082
5.000%, 03/01/23	1,265	1,498
Contra Costa, Water District, Ser R, RB
5.000%, 10/01/18	500	579
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/24	3,325	4,164
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/23	845	985

Description	Face Amount ($ Thousands)	Value ($ Thousands)
East Bay, Municipal Utility District Water System Revenue, Ser B, RB
5.000%, 06/01/22	$1,500	$1,843
East Bay, Municipal Utility District, Ser B, RB
4.000%, 06/01/21	3,000	3,462
El Dorado, Irrigation District, Ser A, RB, AGM
5.000%, 03/01/19	500	575
Golden West, Schools Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,780
Imperial, Irrigation District & Electric Authority, RB
5.000%, 11/01/15	1,000	1,043
Imperial, Irrigation District & Electric Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,200
Jurupa, Public Financing Authority, Ser A, RB
5.000%, 09/01/19	475	547
Kern, High School District, GO
Callable 08/01/22 @ 100
5.000%, 08/01/26	1,000	1,163
Kern, High School District, GO
Callable 08/01/23 @ 100
5.000%, 08/01/24	2,000	2,411
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB
Callable 11/01/21 @ 100
5.000%, 11/01/26	1,000	1,128
Long Beach, Community College District, Ser B, GO
Callable 08/01/22 @ 100
5.000%, 08/01/25	2,000	2,387
Long Beach, Harbor Revenue Authority, Ser B, RB
5.000%, 05/15/20	2,000	2,390
Long Beach, Unified School District, Election 2008, Ser A, GO
Callable 08/01/19 @ 100
5.250%, 08/01/21	2,000	2,351
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/20	4,500	5,404
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,725
Los Angeles County, Redevelopment Authority, RB
5.000%, 12/01/24	2,000	2,412
Los Angeles, Community College District, Election 2001, Ser A, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,548

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Los Angeles, Community Facilities District, RB
5.000%, 09/01/21	$1,050	$1,239
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,326
Los Angeles, Department of Airports, AMT, RB
Callable 05/15/22 @ 100
5.000%, 05/15/24	1,425	1,668
Los Angeles, Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,400	1,657
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/20	2,200	2,633
Los Angeles, Department of Water & Power, Ser B, RB
5.000%, 07/01/22	250	306
Los Angeles, Department of Water & Power, Ser C, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	750	909
Los Angeles, Unified School District, Ser B, GO
5.000%, 07/01/20	2,000	2,387
Los Angeles, Unified School District, Ser C, GO
5.000%, 07/01/23	2,000	2,455
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB
Callable 06/01/22 @ 100
5.000%, 06/01/24	2,500	2,993
Manteca, Water Revenue Authority, RB
Callable 07/01/22 @ 100
5.000%, 07/01/24	1,500	1,733
Newport Beach, Hoag Memorial Hospital Project, RB
Pre-Refunded @ 100
6.000%, 12/01/21 (D)	3,000	3,843
Orange County, Redevelopment Agency Successor Agency, RB
5.000%, 09/01/21	1,100	1,298
Orange County, Redevelopment Agency Successor Agency, RB, AGM
5.000%, 09/01/23	525	628
Orange County, Transportation Authority, Express Lanes Project, RB
5.000%, 08/15/18	300	344
Palo Alto, Unified School District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,233
Sacramento, Unified School District, GO
5.000%, 07/01/21	1,125	1,339

Description	Face Amount ($ Thousands)	Value ($ Thousands)
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/23	$3,465	$4,118
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/22	1,500	1,836
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/24	2,000	2,406
San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/21	1,395	1,700
San Diego County, Water Authority, Ser A, RB
Callable 05/01/21 @ 100
5.000%, 05/01/23	5,000	5,968
San Diego, Community College District, GO
5.000%, 08/01/20	1,625	1,940
San Diego, Public Facilities Financing Authority, Ser B, RB
Callable 05/15/19 @ 100
5.000%, 05/15/22	3,660	4,297
5.000%, 05/15/24	1,000	1,156
San Francisco Bay Area, Toll Authority, RB
Callable 04/01/22 @ 100
5.000%, 04/01/25	2,000	2,389
5.000%, 04/01/26	1,425	1,693
San Francisco Bay Area, Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/17 (D)	2,000	2,208
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/22	2,000	2,457
San Francisco City & County, Public Utilities Commission, Ser A, RB
Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,276
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,208
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,296
San Francisco City & County, Ser R1, GO
5.000%, 06/15/18	810	930
Santa Clara County, Fremont Union High School District, GO, NATL
Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,074
Santa Clara County, Ser B, GO
5.000%, 08/01/22	1,785	2,204

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Santa Clara Valley, Transportation Authority, Ser A, RB
Callable 06/01/21 @ 100
5.000%, 06/01/23	$1,000	$1,191
Santa Monica-Malibu, Unified School District, GO
Callable 08/01/23 @ 100
5.000%, 08/01/24	1,055	1,275
Sonoma County, Junior College District, GO
5.000%, 08/01/21	2,100	2,557
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/20	750	888
Sonoma-Marin, Area Rail Transit District, Ser A, RB
Callable 03/01/22 @ 100
5.000%, 03/01/23	725	869
South Orange County, Public Financing Authority, Senior Lien, Special Tax, Ser A, RB
Callable 08/15/21 @ 102
5.000%, 08/15/23	725	846
5.000%, 08/15/24	1,000	1,161
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,197
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,179
Southern California, Metropolitan Water District, Ser C, RB
5.000%, 07/01/21	2,245	2,731
Stockton, Public Financing Authority, RB, BAM
5.000%, 09/01/20	1,000	1,170
Turlock, Public Financing Authority, RB
Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,208
University of California, Regents Medical Center Project, Ser A, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,031
University of California, Revenues Limited Project, Ser E, RB
5.000%, 05/15/18	3,000	3,430
University of California, Ser AM, RB
Callable 05/15/24 @ 100
5.000%, 05/15/25	1,000	1,227
University of California, Ser K, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	5,968
Upland, Community Redevelopment Agency, TA, AGM
4.000%, 09/01/18	1,000	1,106
Ventura County, Community College District, GO
5.000%, 08/01/16	500	538

Description	Face Amount ($ Thousands)/ Shares	Value ($ Thousands)
Whittier, Union High School District, GO, NATL
Callable 08/01/15 @ 100
5.000%, 08/01/20	$1,485	$1,530

Total Municipal Bonds (Cost $243,805) ($ Thousands)		255,843

CASH EQUIVALENT — 0.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% † (E)	1,609,063	1,609

Total Cash Equivalent (Cost $1,609) ($ Thousands)		1,609

Total Investments — 99.9% (Cost $245,414) ($ Thousands) ††		$257,452

Percentages are based on Net Assets of $257,812 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Security is escrowed to maturity.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Rate shown is the 7-day effective yield as of November 30, 2014.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Corporation

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

††	At November 30, 2014, the tax basis cost of the Fund’s investments was $245,404 ($ Thousands), and the unrealized appreciation and depreciation were $12,139 ($ Thousands) and $(91) ($ Thousands) respectively.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$255,843	$—	$255,843
Cash Equivalent	1,609	—	—	1,609

Total Investments in Securities	$1,609	$255,843	$—	$257,452

Amounts designated as “—” are $0.

During the period ended November 30, 2014, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 98.7%

Guam — 0.6%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/18	$250	$279

Massachusetts — 98.1%
Belmont, Municipal Purpose Loan Project, GO
5.000%, 04/15/24	1,000	1,244
Beverly, Municipal Purpose Loan, GO
Callable 01/15/20 @ 100
5.000%, 01/15/22	500	580
Boston, Ser A, GO
5.000%, 03/01/23	1,000	1,236
Boston, Ser A, GO
Callable 03/01/24 @ 100
5.000%, 03/01/25	500	618
Cambridge, GO
5.000%, 01/01/20	300	357
5.000%, 02/15/21	500	607
Malden, GO
5.000%, 11/15/21	1,000	1,197
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, NATL
7.000%, 03/01/21	385	459
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	644
5.000%, 07/01/22	500	607
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,218
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	485	566
5.250%, 07/01/21	800	974
5.500%, 07/01/24	750	961
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/23	500	596
Massachusetts State, College Building Authority, Ser A, RB
5.000%, 05/01/22	1,000	1,206
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/22	540	635
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	500	556

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Callable 07/01/17 @ 100
5.000%, 07/01/19	$250	$278
Massachusetts State, Development Finance Agency, Boston College Project, Ser R1, RB
5.000%, 07/01/17	485	539
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/23 @ 100
5.000%, 07/01/24	1,000	1,205
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	500	578
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC
Callable 09/01/17 @ 100
5.000%, 09/01/18	250	280
Massachusetts State, Development Finance Agency, Massachusetts College of Pharmacy Allied Health Project, RB
4.000%, 07/01/18	150	166
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser L, RB
5.000%, 07/01/20	500	592
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18 (A)	250	289
Massachusetts State, Development Finance Agency, Ser N, RB
5.000%, 07/01/23	200	234
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/19	300	337
Massachusetts State, Development Finance Agency, Whitehead Institute for Biomedical Research Project, RB
5.000%, 06/01/18	500	569
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	500	545

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/20	$500	$558
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	500	564
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/19	500	559
5.000%, 01/01/21	500	560
Massachusetts State, Federal Highway Project, RB
Callable 06/15/22 @ 100
5.000%, 06/15/23	1,000	1,217
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	500	557
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 11/15/18 @ 100
5.250%, 11/15/21	500	586
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 12/15/19 @ 100
5.000%, 12/15/24	500	591
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser N, RB
6.250%, 04/01/20	500	629
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	315
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	500	656
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser A, RB
5.000%, 10/01/17	500	555
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser J2, RB
5.000%, 07/01/19	250	292

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	$200	$222
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/24	500	586
Massachusetts State, Port Authority, Ser B, RB
5.000%, 07/01/21	300	360
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/21	500	593
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/24	520	642
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 08/15/21	1,000	1,208
5.000%, 05/15/23	1,000	1,228
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/22 @ 100
5.000%, 08/15/23	1,000	1,211
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 08/15/19	500	588
5.000%, 10/15/21	210	254
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	603
Massachusetts State, Ser B, GO
5.250%, 08/01/22	500	618
5.250%, 08/01/23	250	312
5.000%, 08/01/23	500	613
Massachusetts State, Ser B, GO, AGM
5.250%, 08/01/21	1,000	1,223
5.250%, 09/01/21	500	612
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/22	1,000	1,236
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	920
Massachusetts State, Ser D, GO
5.500%, 11/01/19	1,150	1,382
Massachusetts State, Water Pollution Abatement Trust, MWRA Program, Ser A, RB
6.000%, 08/01/19	500	610
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser A, RB
5.250%, 08/01/19	450	534

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)/ Shares	Value ($ Thousands)
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/21	$1,000	$1,212
Massachusetts State, Water Pollution Abatement Trust, State Revolving Fund, Ser 14, RB
5.000%, 08/01/19	1,000	1,175
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	626
Massachusetts State, Water Resources Authority, Ser J, RB, AGM
5.250%, 08/01/18	500	579
Metropolitan Boston, Transit Parking Authority, RB
Callable 07/01/21 @ 100
5.000%, 07/01/22	500	587
Newton, GO
5.000%, 03/01/22	465	569
Quincy, GO
5.000%, 06/01/24	1,030	1,278
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/20	500	598
Woods Hole Marthas Vineyard & Nantucket Steamship Authority, Ser A, RB
5.000%, 03/01/21	1,000	1,203

		50,894

Total Municipal Bonds (Cost $48,326) ($ Thousands)		51,173

CASH EQUIVALENT — 2.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% †(B)	1,251,444	1,251

Total Cash Equivalent (Cost $1,251) ($ Thousands)		1,251

Total Investments — 101.1% (Cost $49,577) ($ Thousands) ††		$52,424

Percentages are based on Net Assets of $51,862 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Rate shown is the 7-day effective yield as of November 30, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

††	At November 30, 2014, the tax basis cost of the Fund’s investments was $49,577 ($Thousands), and the unrealized appreciation and depreciation were $2,892 ($Thousands) and $(45) ($Thousands) respectively.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$51,173	$—	$51,173
Cash Equivalent	1,251	—	—	1,251

Total Investments in Securities	$1,251	$51,173	$—	$52,424

Amounts designated as “—“ are $0.

During the period ended November 30, 2014, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 97.1%

Delaware — 1.2%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/24	$1,000	$1,204

New Jersey — 87.6%
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/23	1,085	1,339
Bergen County, Ser C, GO
3.000%, 12/01/19	1,500	1,611
Brick Township, General Improvement Project, GO
4.000%, 08/15/19	1,230	1,378
Burlington County, Bridge Commission, RB
5.000%, 10/01/20	1,200	1,401
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/24	1,000	1,177
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL
5.000%, 07/15/15	1,750	1,802
Carlstadt, School District, GO
5.000%, 05/01/23	500	601
Carlstadt, School District, GO
Callable 05/01/24 @ 100
5.000%, 05/01/25	500	598
Freehold, Regional High School District, GO, NATL
5.000%, 03/01/15	1,280	1,295
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/18	1,985	2,289
4.000%, 11/01/21	2,500	2,851
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/23	1,000	1,193
4.000%, 09/01/18	460	501
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/17 @ 100
5.000%, 12/01/19	550	596
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/21 @ 100
5.000%, 09/15/23	500	572
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 01/15/18	700	780
4.000%, 12/01/16	1,640	1,755
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/22	1,065	1,300

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Montgomery Township, Board of Education, GO
5.000%, 08/01/18	$800	$904
Morris County, Ser B, GO
4.000%, 11/15/19	1,240	1,399
4.000%, 11/15/20	485	550
New Jersey State, Economic Development Authority, RB
5.000%, 06/15/17	1,000	1,094
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	685	769
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser DD-1, RB
5.000%, 12/15/17	1,000	1,108
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/21 @ 100
5.250%, 09/01/26	2,000	2,230
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC
Pre-Refunded @ 100
5.250%, 12/15/15 (A)	1,485	1,562
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM
Callable 07/01/18 @ 100
5.000%, 07/01/23	3,195	3,569
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/20	1,500	1,704
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	1,000	1,028
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	810
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,764
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/21	975	1,199
5.250%, 09/01/21 (B)	25	31

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	$1,000	$1,230
5.000%, 09/01/20	1,220	1,464
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/24	1,000	1,155
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.000%, 09/01/18	2,100	2,420
New Jersey State, GO
5.250%, 08/01/21	2,000	2,395
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,196
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/25	1,000	1,157
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/20	2,040	2,352
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	2,004
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/24 @ 100
5.000%, 07/01/26	1,000	1,163
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/21	1,000	1,127
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/25	500	584
5.000%, 07/01/26	400	464
5.000%, 07/01/27	500	576
New Jersey State, Ser A, COP
5.000%, 06/15/18	1,250	1,398
New Jersey State, Ser Q, GO
5.000%, 08/15/20	1,295	1,520
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	2,944

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, AGM
5.500%, 12/15/16	$3,000	$3,286
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21	1,600	1,869
5.250%, 12/15/21 (B)	15	19
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser D, RB, AMBAC
Pre-Refunded @ 100
5.000%, 06/15/15 (A)	1,115	1,144
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/25	1,000	1,209
New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/19 @ 100
5.000%, 01/01/20	1,000	1,141
North Hudson, Sewerage Authority, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/24	1,000	1,168
Ocean County, GO
4.000%, 08/01/19	710	803
Passaic County, GO
3.000%, 08/15/16	1,000	1,042
Rutgers University, Ser F, RB
Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,191
5.000%, 05/01/22	1,000	1,141
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/23	1,000	1,129
South Jersey, Transportation Authority, Ser A1, RB,
4.000%, 11/01/17	1,000	1,070
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,162
5.000%, 09/15/17	635	703

		86,986

New York — 5.8%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM
Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,326
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/23	1,000	1,230

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)/ Shares	Value ($ Thousands)
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/22	$1,000	$1,182

		5,738

Pennsylvania — 2.5%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,718
5.000%, 07/01/16	730	781

		2,499

Total Municipal Bonds (Cost $92,701) ($ Thousands)		96,427

CASH EQUIVALENT — 1.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% †(C)	1,571,088	1,571

Total Cash Equivalent (Cost $1,571) ($ Thousands)		1,571

Total Investments — 98.7% (Cost $94,272) ($ Thousands) ††		$97,998

Percentages are based on Net Assets of $99,300 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.
(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of November 30, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

††	At November 30, 2014, the tax basis cost of the Fund’s investments was $94,272($ Thousands), and the unrealized appreciation and depreciation were $3,807 ($ Thousands) and $(81) ($ Thousands) respectively.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$96,427	$—	$96,427
Cash Equivalent	1,571	—	—	1,571

Total Investments in Securities	$1,571	$96,427	$—	$97,998

Amounts designated as “—” are $0.

During the period ended November 30, 2014, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 98.8%

Guam — 0.9%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/18	$730	$814
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	500	557

		1,371

New York — 97.9%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/21	585	703
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,087
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/23	650	777
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/21	250	290
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/22	1,100	1,340
Erie County, Fiscal Stability Authority, Sales Tax & State Aid Secured, Ser A, RB
5.000%, 05/15/17	850	940
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,726
Long Island, Power Authority, Ser E, RB, NATL
Callable 12/01/16 @ 100
5.000%, 12/01/17	500	543
5.000%, 12/01/18	1,000	1,082
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/21	1,600	1,927
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
5.500%, 11/15/19	400	478
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,121
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/21	1,000	1,195

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 11/15/19 @ 100
5.250%, 11/15/20	$500	$593
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/23 @ 100
5.000%, 11/15/24	1,300	1,566
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/22	1,000	1,198
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,194
Metropolitan New York, Transportation Authority, Tax Fund Project, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,212
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/19	1,365	1,581
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/21	1,035	1,229
Nassau County, Local Economic Assistance, Catholic Health Services Project, RB
5.000%, 07/01/22	895	1,049
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/22	1,000	1,219
New York & New Jersey, Port Authority, Ser 173, RB
5.000%, 12/01/20	1,000	1,200
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/22	1,000	1,191
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/23 @ 100
5.000%, 12/01/24	2,000	2,367
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/22	1,500	1,773
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,267
New York City, Health & Hospital System Authority, Ser A, RB
5.000%, 02/15/18	2,000	2,249

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Housing Development, Capital Funding Program, Ser A, RB, NATL
Pre-Refunded @ 100
5.000%, 07/01/15 (A)	$1,975	$2,030
New York City, Housing Development, Capital Funding Program, Ser B1, RB
5.000%, 07/01/20	1,000	1,170
New York City, Municipal Water Finance Authority, Ser EE, RB
5.000%, 06/15/17 (B)	500	556
New York City, Ser A, GO
5.000%, 08/01/18	1,400	1,602
New York City, Ser A1, GO
5.000%, 10/01/21	1,000	1,193
New York City, Ser A1, GO, AGM
5.000%, 08/01/16	1,000	1,076
New York City, Ser B, GO
5.000%, 08/01/18	2,500	2,861
5.000%, 08/01/21	1,000	1,191
New York City, Ser D, GO
Callable 02/01/23 @ 100
5.000%, 08/01/23	2,000	2,401
New York City, Ser E, GO
5.000%, 08/01/17	2,000	2,226
5.000%, 08/01/19	2,000	2,334
New York City, Ser F, GO
5.000%, 08/01/21	1,000	1,191
New York City, Ser G, GO
5.000%, 08/01/23	2,000	2,417
New York City, Ser G, GO, AMBAC
Callable 02/01/16 @ 100
5.000%, 08/01/17	725	763
New York City, Ser G1, GO
5.000%, 04/01/20	1,000	1,177
New York City, Ser H, GO
5.000%, 08/01/18	1,600	1,831
New York City, Ser I, GO
5.000%, 08/01/18	1,000	1,144
New York City, Ser I1, GO
Callable 04/01/19 @ 100
5.000%, 04/01/20	1,000	1,157
New York City, Ser J, GO
5.000%, 08/01/22	500	599
New York City, Ser J1, GO
Callable 06/01/16 @ 100
5.000%, 06/01/17	300	320
New York City, Sub-Ser B1, GO
Callable 09/01/18 @ 100
5.250%, 09/01/25	1,000	1,144
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (B)	75	80

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	$1,000	$1,203
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A1, RB
5.000%, 11/01/18	1,000	1,153
5.000%, 11/01/19	1,650	1,943
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E, RB
5.000%, 11/01/19	1,500	1,766
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser H, RB
5.000%, 11/01/21	1,000	1,201
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	1,000	1,123
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/19	500	582
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,070
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,262
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/23	500	594
New York State, Dormitory Authority, General Purpose Project, Ser A, RB
5.000%, 12/15/22	1,475	1,795
New York State, Dormitory Authority, General Purpose Project, Ser A, RB
Callable 02/15/24 @ 100
5.000%, 02/15/25	2,250	2,718
New York State, Dormitory Authority, Hospital Special Surgery Project, RB,
Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,319

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	$1,000	$1,045
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/21	1,000	1,194
New York State, Dormitory Authority, Mental Health Project, RB, AGM
Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,514
New York State, Dormitory Authority, Mental Health Services Project, RB, NATL
Pre-Refunded @ 100
5.000%, 02/15/15 (A)	5	5
New York State, Dormitory Authority, Mental Health Services Project, RB, NATL
Callable 02/15/15 @ 100
5.000%, 08/15/19	995	1,004
New York State, Dormitory Authority, Mount Sinai Hospital Project, Ser A, RB
5.000%, 03/15/23	750	920
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,157
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/17	1,000	1,098
5.000%, 07/01/18	795	900
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	120
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	536
New York State, Dormitory Authority, North Shore Long Island Jewish Project, RB
5.000%, 05/01/18	650	729
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	1,000	1,147
New York State, Dormitory Authority, RB, AGM
5.250%, 08/15/18	1,000	1,156
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/20	1,000	1,187

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/19	$1,000	$1,165
5.000%, 03/15/20	1,000	1,185
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,159
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/24	1,680	2,021
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	420	430
New York State, Dormitory Authority, State University Project, RB
5.000%, 05/15/18	500	568
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/22 @ 100
5.000%, 05/15/23	1,960	2,344
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	540
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 05/15/20	1,100	1,310
5.000%, 06/15/21	1,000	1,208
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/21 @ 100
5.000%, 06/15/24	2,500	2,967
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/23 @ 100
5.000%, 06/15/24	2,000	2,453
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	1,000	1,203
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 02/15/20	1,000	1,187
5.000%, 08/15/21	1,150	1,392
New York State, Environmental Facilities Authority, Revolving Funds, Sub-Ser, RB
5.000%, 06/15/24	1,500	1,873

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Environmental Facilities, RB
5.000%, 05/15/24	$1,445	$1,802
New York State, Environmental Facilities, Sub-Ser, RB
5.000%, 06/15/21	1,000	1,208
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/23 @ 100
3.250%, 10/01/25	2,500	2,477
New York State, Power Authority, Ser A, RB
5.000%, 11/15/22	500	609
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/19	1,000	1,153
4.000%, 04/01/16	270	283
New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	1,000	1,142
New York State, Thruway Authority, Ser B, RB
Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,145
New York State, Thruway Authority, Ser B, RB, NATL
Callable 10/01/15 @ 100
5.000%, 04/01/16	2,000	2,079
New York State, Thruway Authority, Ser I, RB
5.000%, 01/01/19	1,200	1,378
New York State, Urban Development Authority, Personal Income Tax Project, Ser A, RB
5.000%, 03/15/19	1,460	1,697
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	273
5.000%, 12/15/17	1,000	1,129
New York State, Urban Development Authority, Personal Income Tax Project, Ser A2, RB, AMBAC
5.500%, 03/15/18	1,000	1,151
Niagara Frontier, Transportation Authority, AMT, RB
5.000%, 04/01/21	600	688
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/20	1,000	1,200
5.000%, 10/15/24	475	598
Tobacco Settlement Financing, Ser B, RB
Callable 06/01/16 @ 100
5.000%, 06/01/20	500	534
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/18	1,000	1,156

Description	Face Amount ($ Thousands)/ Shares	Value ($ Thousands)
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/18	$1,000	$1,156
5.000%, 11/15/19	1,000	1,176
5.000%, 11/15/23	2,000	2,467
Utility Debt Securitization Restructuring Authority, Ser TE, RB
Callable 12/15/16 @ 100
5.000%, 12/15/18	1,000	1,092
Westchester County, Ser B, RB
5.000%, 11/01/16	1,000	1,078
Westchester County, Ser C, GO
5.000%, 11/01/17	500	563
Yonkers, Ser A, GO, AGM
5.000%, 05/01/17	300	329

		148,569

Total Municipal Bonds (Cost $144,135) ($ Thousands)		149,940

CASH EQUIVALENT — 0.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% †(C)	145,661	146

Total Cash Equivalent (Cost $146) ($ Thousands)		146

Total Investments — 98.9% (Cost $144,281) ($ Thousands) ††		$150,086

Percentages are based on Net Assets of $151,754 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of November 30, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

††	At November 30, 2014, the tax basis cost of the Fund’s investments was $144,281 ($ Thousands), and the unrealized appreciation and depreciation were $5,896 ($ Thousands) and $(91) ($ Thousands) respectively.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$149,940	$—	$149,940
Cash Equivalent	146	—	—	146

Total Investments in Securities	$146	$149,940	$—	$150,086

Amounts designated as “—” are $0.

During the period ended November 30, 2014 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 98.3%

Guam — 0.9%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,114

Pennsylvania — 96.6%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,155
Allegheny County, Higher Education Building Authority, Ser A, RB
5.000%, 03/01/20	675	786
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,136
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,027
Allegheny County, Port Authority, RB
5.000%, 03/01/17	750	814
Allegheny County, Sanitary Authority, Sewer Project, RB, AGM
5.000%, 06/01/18	1,000	1,134
5.000%, 12/01/19	500	582
Allegheny County, Sanitary Authority, Sewer Project, RB, AGM
Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,156
Allegheny County, Ser C-73, GO
5.000%, 12/01/20	2,750	3,233
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/21	1,000	1,160
Bensalem Township, Water & Sewer Authority, RB
6.750%, 12/01/14 (A)	10	10
Berks County, GO, AMBAC
5.850%, 11/15/18	865	937
Bethel Park, Municipal Authority, Sewer Project, RB
4.000%, 09/01/16	1,055	1,112
Bethel Park, School District, GO
Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,146
Bethlehem Authority, Water Revenue, RB, BAM
5.000%, 11/15/21	1,250	1,450

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Bristol Township, School District, GO
5.000%, 06/01/20	$1,000	$1,160
Bucks County, Water & Sewer Authority, GO
5.000%, 12/01/20	1,000	1,194
Bucks County, Water & Sewer Authority, Neshaminey Sewer Project, RB, AGM
Callable 06/01/15 @ 100
5.000%, 06/01/16	680	696
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/20	500	577
Butler County, GO
5.000%, 07/15/21	1,000	1,190
Central Bucks, School District, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,500	1,718
Central Dauphin, School District, GO, NATL
Pre-Refunded @ 100
6.000%, 02/01/16 (B)	1,425	1,519
Central York, School District, GO
4.000%, 11/01/15	1,270	1,314
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,171
Chester, Water Authority, RB
5.000%, 12/01/21	500	603
Clairton, Municipal Authority, Sewer Revenue, Ser B, RB
5.000%, 12/01/20	1,035	1,196
Cumberland County, GO
5.000%, 05/01/19	550	637
Delaware County, Higher Education Authority, Haverford College Project, RB
Callable 05/15/20 @ 100
5.000%, 11/15/21	775	888
Delaware County, University Revenue Authority, RB
5.000%, 08/01/24	1,000	1,223
Delaware River, Joint Toll Bridge Commission, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	1,500	1,748
5.000%, 07/01/25	1,000	1,148
Easton Area, School District, GO
5.000%, 04/01/20	1,500	1,749
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,133
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,089

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Lancaster County, Solid Waste Management Authority, Ser A, RB
5.000%, 12/15/19	$1,060	$1,218
McKeesport, Municipal Authority, Sewer Project, RB, AGM
5.000%, 12/15/21	1,290	1,477
Monroeville, Finance Authority, UPMC Project, RB
Callable 08/15/22 @ 100
5.000%, 02/15/23	1,000	1,188
Montgomery County, GO
Pre-Refunded @ 100
5.000%, 12/15/19 (B)	85	100
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF1, RB, NATL
5.000%, 05/01/16	1,140	1,205
Montgomery County, Industrial Development Authority, Jefferson Health Systems Project, Ser A, RB
5.000%, 10/01/19	830	971
Montgomery County, Ser C, GO
Pre-Refunded @ 100
5.000%, 12/15/19 (B)	35	41
Montgomery County, Ser C, GO
Callable 12/15/19 @ 100
5.000%, 12/15/23	880	1,014
North Wales, Water Authority, Ser A, RB
5.000%, 11/01/17	1,350	1,510
Penn State University, Ser A, RB
Callable 03/01/19 @ 100
5.000%, 03/01/22	835	958
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,200
Pennridge, School District, Ser B, GO
5.000%, 02/15/22	1,000	1,188
Pennridge, School District, Ser B, GO
Callable 02/15/22 @ 100
5.000%, 02/15/23	750	885
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
5.000%, 07/01/18	3,000	3,437
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/19 @ 100
5.000%, 07/01/20	1,525	1,782
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA
Callable 01/02/15 @ 100
5.000%, 04/01/16	1,450	1,455

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, GO
5.000%, 07/01/19	$1,000	$1,164
5.000%, 07/01/21	1,500	1,793
Pennsylvania State, GO
Callable 11/15/21 @ 100
5.000%, 11/15/22	1,000	1,189
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB
Callable 12/15/20 @ 100
5.000%, 12/15/21	1,000	1,146
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/17 (A)	2,500	2,820
5.000%, 12/01/21	555	662
Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB
Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,145
5.000%, 08/01/21	1,000	1,129
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB
Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,735
Pennsylvania State, Higher Educational Facilities Authority, Ser AL, RB
5.000%, 06/15/18	1,000	1,136
5.000%, 06/15/20	500	588
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB
Callable 04/01/22 @ 100
5.000%, 04/01/23	500	591
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Callable 03/01/20 @ 100
5.000%, 03/01/23	1,465	1,679
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,125	3,669
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	1,000	1,141
Pennsylvania State, Ser 1, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,000	1,146
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,205

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/21 @ 100
5.000%, 12/01/23	$1,000	$1,159
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/22	1,050	1,246
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,322
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/18	1,000	1,134
Philadelphia, Gas Works Revenue Authority, Ser 10, RB, AGM
5.000%, 07/01/18	1,325	1,461
Philadelphia, Gas Works Revenue Authority, Ser 12B, RB, NATL
7.000%, 05/15/20 (A)	595	701
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,157
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
5.000%, 07/01/18	500	568
5.000%, 01/01/23	1,225	1,472
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,115
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB, AGM
5.000%, 06/15/18	1,000	1,137
Philadelphia, Water & Sewer Revenue Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	457
Pittsburgh, GO, BAM
5.000%, 09/01/23	1,030	1,228
Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/18	1,740	1,980
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/19	1,000	1,158
Plum Boro, School District, Ser A, GO, BAM
Callable 09/15/23 @ 100
5.000%, 09/15/24	1,000	1,167
Reading Area, Water Authority, RB, AGM
Callable 06/01/17 @ 100
5.000%, 12/01/21	2,080	2,243
Rose Tree Media, School District, Ser B, GO
Callable 08/01/21 @ 100
5.000%, 02/01/25	1,500	1,744

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	$1,000	$1,126
Spring-Ford, Area School District, GO, AGM
Callable 09/01/15 @ 100
5.000%, 09/01/21	1,000	1,027
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/23	400	492
Trinity Area, School District, GO, AGM
5.000%, 11/01/17	500	552
Unity Township, Municipal Authority, Sewer Revenue Project, Ser A, RB, AGM
5.000%, 12/01/23	1,000	1,185
University of Pennsylvania, Area Joint Authority, RB, AGM
5.000%, 11/01/19	500	579
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	1,000	1,158
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	500	590
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,184
West Chester Area, School District, Ser A, GO
5.000%, 05/15/23	1,000	1,230
West Shore, Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	1,142
West View, Municipal Authority Water Revenue, RB
5.000%, 11/15/22	250	301
West York Area, School District, GO
5.000%, 04/01/22	1,150	1,357
Westmoreland County, Ser A, GO
5.000%, 12/01/21	1,160	1,389
Westmoreland County, Ser A, GO
Callable 06/01/23 @ 100
5.000%, 12/01/23	1,000	1,206
Willistown Township, Municipal Sewer Authority, RB
6.000%, 01/01/15 (A)	5	5
Wilson, School District, GO
4.000%, 05/15/18	1,200	1,309

		121,639

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2014

Description	Face Amount ($ Thousands)/ Shares	Value ($ Thousands)
Puerto Rico — 0.8%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19 (A)	$820	$981

Total Municipal Bonds (Cost $118,683) ($ Thousands)		123,734

CASH EQUIVALENT — 1.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% †(C)	1,981,730	1,982

Total Cash Equivalent (Cost $1,982) ($ Thousands)		1,982

Total Investments — 99.9% (Cost $120,665) ($ Thousands) ††		$125,716

Percentages are based on Net Assets of $125,897 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of November 30, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Corporation

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

††	At November 30, 2014, the tax basis cost of the Fund’s investments was $120,659 ($ Thousands), and the unrealized appreciation and depreciation were $5,109 ($ Thousands) and $(52) ($ Thousands), respectively.

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$123,734	$—	$123,734
Cash Equivalent	1,982	—	—	1,982

Total Investments in Securities	$1,982	$123,734	$—	$125,716

Amounts designated as “—” are $0.

During the period ended November 30, 2014, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MUNICIPAL BONDS — 69.8%

Alabama — 1.7%
Jefferson County, Sewer Revenue Authority, Sub-Ser D, RB
Callable 10/01/23 @ 105
6.500%, 10/01/53	$12,000	$13,547
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB
Callable 03/01/16 @ 100
5.250%, 03/01/36	750	768

		14,315

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/17 @ 100
6.000%, 12/01/36 (A)	200	90
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM
Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,190

		1,280

Arizona — 0.7%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB
Callable 10/01/16 @ 100
5.200%, 10/01/37	1,700	1,615
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/22 @ 100
5.000%, 02/01/42	2,500	2,652
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB
Callable 05/01/19 @ 100
8.000%, 05/01/25	400	466
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB
Callable 07/01/17 @ 100
5.625%, 07/01/38	250	222
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 06/01/17 @ 100
5.000%, 06/01/37	265	252

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	$500	$564

		5,771

California — 6.3%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB
Callable 08/01/19 @ 100
6.250%, 08/01/39	400	469
Bay Area, Toll Authority, Ser S-4, RB
Callable 04/01/23 @ 100
5.250%, 04/01/48	7,000	7,970
California State, Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	200	204
California State, Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/21	500	575
California State, Economic Recovery Authority, Ser A, GO
Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,070
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,140
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
Callable 08/15/19 @ 100
5.000%, 08/15/34	2,000	2,223
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,224
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 11/15/16 @ 100
5.250%, 11/15/46	2,500	2,678
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB
Callable 05/15/18 @ 100
5.250%, 11/15/48	2,000	2,164

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Callable 04/01/21 @ 100
7.750%, 04/01/31	$1,375	$1,684
California State, Municipal Finance Authority, Biola University Project, RB
Callable 04/01/18 @ 100
5.875%, 10/01/34	250	278
California State, Various Purposes, GO
Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,356
Chino, Public Financing Authority, SAB
Callable 09/01/22 @ 100
5.000%, 09/01/27	1,280	1,429
5.000%, 09/01/30	1,000	1,110
5.000%, 09/01/34	900	968
Foothill-Eastern, Transportation Corridor Agency, Sub-Ser B-3, RB
Callable 07/15/22 @ 100
5.500%, 01/02/15 (B)	6,250	7,228
Golden State, Tobacco Securitization, Ser A1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	6,000	5,010
Imperial, Irrigation District, Electric Project, Ser C, RB
Callable 11/01/20 @ 100
5.000%, 11/01/36	1,540	1,718
Long Beach, Towne Center Project, SAB
Callable 10/01/18 @ 100
5.400%, 10/01/23	650	680
Palomar Pomerado, Health Care Authority, Ser D, COP
Callable 11/01/20 @ 100
5.250%, 11/01/21	1,000	1,058
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
6.770%, 08/01/38 (C)	5,410	1,945
San Francisco City & County, Airports Commission, San Francisco International Airport Project, Ser 32F, RB, NATL
5.000%, 05/01/15	1,000	1,020
San Francisco City & County, Successor Redevelopment Agency, Succesor Agency Community Project, SAB
Callable 08/01/22 @ 100
5.000%, 08/01/30	1,000	1,088

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Southern California, Tobacco Securitization Authority, Ser A1, RB
Callable 12/17/14 @ 100
5.000%, 06/01/37	$2,000	$1,610
Stockton, Public Financing Authority, Water Supply Project, Ser A, RB
Callable 10/01/23 @ 100
6.250%, 10/01/38	1,500	1,768
6.250%, 10/01/40	1,000	1,177
Windsor, Unified School District, Election 2008, Ser D, GO
6.940%, 08/01/35 (C)	1,800	735

		52,579

Colorado — 1.2%
Colorado State, Catholic Health, Initiatives Project, RB
5.250%, 01/01/45	2,500	2,792
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/18 @ 100
5.750%, 05/15/36	500	551
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,747
6.250%, 11/15/28	650	820
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/34	500	566
E-470, Public Highway Authority, Ser C, RB
Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,885

		10,361

Connecticut — 0.7%
Connecticut State, Health & Educational Facilities Authority, Hartford Health Care Project, Ser A, RB, AGM
Callable 07/01/21 @ 100
5.000%, 07/01/41	5,000	5,419

Delaware — 0.3%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/22 @ 100
5.000%, 09/01/42	675	707
4.625%, 09/01/32	1,635	1,680

		2,387

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Florida — 2.2%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/22 @ 102
8.000%, 10/01/32	$500	$628
8.000%, 10/01/42	1,000	1,244
Broward County, Airport System Revenue, Ser Q-1, RB
Callable 10/01/22 @ 100
5.000%, 10/01/37	2,000	2,212
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/21	500	538
Florida State, Hollywood City, Seminole Indian Tribe, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/27	250	265
Florida State, University Square Community Development District, Ser A1, SAB
Callable 05/01/17 @ 100
5.875%, 05/01/38	150	153
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	2,225	2,463
Jacksonville, Economic Development Commission, Gerdau Ameristeel Project, AMT, RB
Callable 01/02/15 @ 100
5.300%, 05/01/37	1,500	1,500
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
Callable 10/01/22 @ 100
5.000%, 10/01/28	2,350	2,713
JEA, Electric System Revenue, Sub-Ser D, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	2,100	2,536
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB
Callable 11/15/21 @ 100
5.500%, 11/15/42	1,000	1,097
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/23 @ 100
5.000%, 05/01/29	1,000	1,092
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	1,000	1,138

Description	Face Amount ($ Thousands)	Value ($ Thousands)
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
5.875%, 08/01/40	$500	$552

		18,131

Georgia — 1.7%
Atlanta, Department of Aviation, Ser B, RB
Callable 01/01/22 @ 100
5.000%, 01/01/37	2,000	2,245
5.000%, 01/01/42	3,000	3,329
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/01/17 @ 100
5.250%, 07/01/37	600	606
Georgia State, Municipal Electric Authority, Project One, Ser A, RB
5.250%, 01/01/17	450	493
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,100
Private Colleges & Universities Authority, Savannah College of Art Project, RB
Callable 04/01/24 @ 100
5.000%, 04/01/44	6,000	6,468

		14,241

Guam — 0.2%
Guam Government, Waterworks Authority, Ser A, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	1,250	1,378

Hawaii — 0.1%
Hawaii State, Special Purpose Revenue Authority, Pacific Health Project, Ser B, RB
Callable 07/01/20 @ 100
5.750%, 07/01/40	500	567

Idaho — 0.0%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Callable 12/01/18 @ 100
6.250%, 12/01/33	250	290

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Illinois — 1.2%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/17 @ 100
5.700%, 05/01/36	$250	$252
Chicago, Midway Airport Revenue, Second Lien, Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/34 (B)(D)	2,000	2,007
Chicago, Midway International Airport, Second Lien, Ser A, AMT, RB
Callable 01/01/24 @ 100
5.000%, 01/01/41	2,500	2,685
Chicago, O’Hare International Airport Revenue, Third Lien, Ser B, RB, NATL
5.250%, 01/01/16	1,090	1,148
5.250%, 01/01/18	1,500	1,694
Hillside Village, Mannheim Redevelopment Project, Ser Senior Lien, TA
Callable 01/01/18 @ 102
7.000%, 01/01/28	500	553
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/21 @ 100
6.000%, 08/15/41	200	230
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB
Callable 08/15/18 @ 100
6.250%, 08/15/35 (A)	500	10
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 03/01/17 @ 100
6.000%, 03/01/37 (A)	300	60
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB
Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,202
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB
Callable 08/01/17 @ 100
5.500%, 08/01/37	250	274

		10,115

Indiana — 1.2%
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/40	375	401

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/23 @ 100
5.000%, 07/01/48	$1,000	$1,053
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/32	3,450	3,683
Indiana State, Health Facility Finance Authority, Ascension Health Project, Ser A7, RB
5.000%, 04/01/15 (B)	500	511
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,151
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,155
Vigo County, Hospital Authority, Union Hospital Project, RB
Callable 09/01/21 @ 100
7.500%, 09/01/22	1,715	2,098

		10,052

Iowa — 2.6%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 01/02/15 @ 100
0.010%, 05/15/56	125	1
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/24 @ 100
5.400%, 03/14/15 (B)(E)	667	267
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Callable 12/01/18 @ 100
5.500%, 12/01/22	10,000	10,462
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Callable 12/01/23 @ 100
5.250%, 12/01/25	10,100	10,671

		21,401

Kansas — 0.4%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/19 @ 100
5.750%, 11/15/38	500	575
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB
Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,500

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB
Callable 01/02/15 @ 103
5.125%, 05/15/42	$1,200	$1,199

		3,274

Kentucky — 0.3%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB
Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,127
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	500	576
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/19 @ 100
5.625%, 09/01/39	1,000	1,100

		2,803

Louisiana — 0.8%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGM
Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,735
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/20 @ 100
6.500%, 11/01/35	750	901
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/17	800	858
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Callable 05/15/21 @ 100
6.500%, 05/15/37	1,000	1,176
New Orleans, Aviation Board, Ser A1, RB, AGM
Callable 01/01/19 @ 100
6.000%, 01/01/23	500	581
Saint John Baptist Parish, Marathon Oil Project, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,370

		6,621

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Maine — 0.3%
Maine State, Finance Authority, Casella Waste Project, AMT, RB
6.250%, 02/01/15 (B)	$2,250	$2,371

Maryland — 3.4%
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 07/01/24 @ 100
5.000%, 07/01/39	10,000	11,006
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB
Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	1,056
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Callable 11/15/21 @ 100
5.000%, 11/15/51	4,500	4,925
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Callable 05/15/23 @ 100
5.000%, 05/15/43	10,000	11,268

		28,255

Massachusetts — 0.3%
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Callable 07/01/20 @ 100
7.000%, 07/01/42	1,500	1,694
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/20 @ 100
6.000%, 01/01/28	960	1,052

		2,746

Michigan — 1.4%
Grand Traverse Academy, RB
Callable 11/01/17 @ 100
5.000%, 11/01/36	300	270
Michigan State, Finance Authority, Local Government Water Project, RB
Callable 07/01/22 @ 100
5.000%, 07/01/44	4,500	4,702
Michigan State, Finance Authority, Local Government Water Project, RB
Callable 07/01/24 @ 100
5.000%, 07/01/33	3,000	3,229

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB
Callable 11/15/16 @ 100
5.000%, 11/15/38	$1,000	$1,033
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/17 @ 102
6.500%, 09/01/37	750	428
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB
Pre-Refunded @ 100
8.250%, 09/01/18 (D)	500	636
Wayne County, Airport Authority, Metropolitan Detroit Airport Project, Ser A, RB
Callable 12/01/22 @ 100
5.000%, 12/01/42	1,500	1,622

		11,920

Minnesota — 0.8%
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 11/01/15 (D)	100	105
Faribault, Senoir Housing Authority, Senior Living Project, RB
Callable 05/01/18 @ 102
6.750%, 05/01/36	315	319
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.750%, 11/15/32	300	353
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB
Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	1,034
Minnesota State, Higher Education Facilities Authority, Gustavus Adolfus Project, Ser B, RB
4.000%, 10/01/19	625	699
Northern Minnesota, Municipal Power Agency, Ser A1, RB
5.000%, 01/01/19	1,000	1,146
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 05/15/15 (B)	2,000	2,231
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Callable 06/01/17 @ 100
5.625%, 06/01/37	500	506

		6,393

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Missouri — 0.2%
Lees Summit, Summit Fair Project, TA
Callable 04/01/19 @ 100
5.625%, 10/01/23	$530	$561
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/19 @ 100
6.875%, 11/01/39	250	265
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL
Callable 01/01/16 @ 100
5.000%, 01/01/16	420	440

		1,266

Nebraska — 0.9%
Central Plains, Energy Project No.3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,000	5,389
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/31	2,200	2,507

		7,896

New Jersey — 4.8%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/18 @ 100
5.625%, 01/01/38	250	256
Casino Reinvestment Development Authority, RB
Callable 11/01/24 @ 100
5.250%, 11/01/44	2,000	2,135
New Jersey State, Economic Development Authority, Ser A, RB
Callable 01/02/15 @ 100
6.000%, 05/15/28	210	122
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	3,000	4,364
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	39,500	29,884
4.750%, 06/01/34	4,000	3,019

		39,780

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New Mexico — 0.3%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/20 @ 100
4.700%, 09/01/24	$2,000	$2,164

New York — 5.0%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/43	500	589
6.250%, 07/15/40	1,500	1,758
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/22 @ 100
5.000%, 11/15/28	3,000	3,481
Metropolitan New York, Transportation Authority, Ser E, RB
Callable 11/15/22 @ 100
5.000%, 11/15/42	2,500	2,777
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	1,189
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
Callable 08/01/24 @ 100
5.000%, 08/01/31	2,000	2,352
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
2.544%, 12/01/14 (B)	425	394
2.534%, 12/01/14 (B)	400	375
2.334%, 12/01/14 (B)	250	251
New York State, Dormitory Authority, Build America Bonds, RB
5.427%, 03/15/39	1,000	1,213
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Callable 07/01/20 @ 100
6.000%, 07/01/40	500	584
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Callable 05/01/23 @ 100
5.000%, 05/01/29	600	667
5.000%, 05/01/38	500	539
New York State, Liberty Development Authority, Bank of America Tower Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/49	1,000	1,138

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	$1,000	$1,221
5.250%, 10/01/35	500	599
New York State, Liberty Development Authority, Water Finance Authority, Ser DD, RB
Callable 06/15/23 @ 100
5.000%, 06/15/38	2,000	2,253
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/21 @ 100
5.750%, 11/15/51	4,000	4,620
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/24 @ 100
5.375%, 11/15/40	4,000	4,171
5.000%, 11/15/44	6,000	6,094
New York State, TSASC, Ser 1, RB
Callable 06/01/16 @ 100
5.125%, 06/01/42	4,160	3,359
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB
Callable 11/01/17 @ 100
5.250%, 11/01/42	2,000	2,059

		41,683

North Carolina — 0.6%
Charlotte, Transit Projects, Ser C, COP
Callable 06/01/23 @ 100
5.000%, 06/01/30	1,115	1,298
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/20	500	559
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
5.000%, 01/01/26	1,000	1,126
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Callable 11/01/18 @ 100
6.000%, 11/01/33	250	275
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,469

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	$500	$566

		5,293

Ohio — 9.3%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/01/17 @ 100
6.500%, 06/01/47	24,565	21,616
6.000%, 06/01/42	3,235	2,648
5.875%, 06/01/47	27,130	22,122
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB
Callable 11/01/20 @ 100
5.500%, 11/01/40	500	555
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/22 @ 100
5.500%, 06/01/42	5,000	5,540
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
3.750%, 12/17/14 (B)	20,000	21,165
Ohio State, Higher Educational Facility Commission, University Hospital Health Systems Project, RB
Pre-Refunded @ 100
6.750%, 01/15/15 (D)	500	504
Ohio State, Turnpike Commission, Ser A1, RB
Callable 02/15/23 @ 100
5.000%, 02/15/28	3,000	3,461

		77,611

Oklahoma — 0.1%
Oklahoma State, Turnpike Authority, Ser F, RB
Callable 12/01/14 @ 100
0.040%, 12/01/14 (B)	900	900

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Callable 09/01/20 @ 100
6.375%, 09/01/40	150	161

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Pennsylvania — 1.7%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Callable 10/15/18 @ 100
6.000%, 10/15/38	$250	$267
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/20 @ 100
6.000%, 01/01/30	2,500	2,692
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/35	250	262
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB
Callable 06/01/19 @ 100
6.000%, 06/01/36	800	941
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	1,071
Delaware River, Port Authority, Port District Project, RB
Callable 01/01/23 @ 100
5.000%, 01/01/24	3,150	3,575
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
Callable 07/01/17 @ 100
6.250%, 07/01/26	250	264
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/43	250	272
Philadelphia, Hospitals & Higher Education Facilities Authority, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/36	1,975	2,110
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB
Callable 11/15/20 @ 100
5.750%, 11/15/30	1,000	1,034
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/17 @ 100
5.500%, 09/15/37	250	253

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/18 @ 100
6.500%, 01/01/38	$1,000	$1,078
Wilkes-Barre, Finance Authority, University of Scranton Project, RB
4.000%, 11/01/16	265	280

		14,099

South Carolina — 3.5%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB
Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	1,069
South Carolina State, Public Service Authority, Santee Cooper Project, Ser B, RB
Callable 12/01/23 @ 100
5.125%, 12/01/43	5,000	5,589
South Carolina State, Public Service Authority, Ser E, RB
Callable 12/01/23 @ 100
5.500%, 12/01/53	20,000	22,635

		29,293

South Dakota — 0.2%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 12/01/17 @ 100
5.500%, 12/01/35	2,000	2,014

Tennessee — 1.1%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	500	566
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB
Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,308
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/26	2,000	2,363
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	4,000	4,619

		8,856

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Texas — 10.7%
Central Texas, Regional Mobility Authority, Ser Senior Lien, RB
Callable 01/01/21 @ 100
6.000%, 01/01/41	$1,000	$1,149
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Callable 08/15/21 @ 100
5.500%, 08/15/31	1,000	1,119
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Callable 12/01/20 @ 100
6.125%, 12/01/40	500	570
Grand Parkway Transportation, Revenue Toll Authority, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	7,000	7,669
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	828
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB
Callable 05/01/16 @ 101
5.200%, 05/01/15	500	525
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/22 @ 100
4.750%, 11/15/46	2,725	2,801
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB
Pre-Refunded @ 100
7.250%, 12/01/18 (D)	250	312
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB
Callable 07/15/21 @ 100
6.625%, 07/15/38	3,000	3,379
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser B, AMT, RB
Callable 01/02/15 @ 100
6.125%, 07/15/27	1,000	1,004
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser C, AMT, RB
Callable 01/02/15 @ 100
6.125%, 07/15/27	1,020	1,024

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Houston, Higher Education Finance Authority, Cosmos Foundation Project, Ser A, RB
Callable 05/15/21 @ 100
6.500%, 05/15/31	$1,500	$1,863
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26	170	175
North Texas, Tollway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
5.625%, 01/01/33	250	276
North Texas, Tollway Authority, Second Tier, Ser F, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,200	1,328
North Texas, Tollway Authority, Ser A, RB
Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,272
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/19 @ 100
6.500%, 08/15/39	500	580
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/22 @ 100
5.500%, 01/01/32	500	527
5.125%, 01/01/41	500	505
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/20 @ 100
6.700%, 08/15/40	500	598
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Care Systems Project, RB
Callable 11/15/18 @ 100
6.250%, 11/15/29	500	581
Texas State, Public Finance Authority, RB
Callable 07/01/19 @ 100
8.250%, 07/01/24	22,575	22,620
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	670	776
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	24,500	30,254
Texas State, Municipal Gas Acquisition & Supply III, RB
Callable 12/15/22 @ 100
5.000%, 12/15/29	5,000	5,488

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wise County, Parker County Junior College District Project, RB
Callable 08/15/21 @ 100
8.000%, 08/15/34	$1,000	$1,184

		89,407

Utah — 0.1%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/19 @ 100
6.750%, 08/15/28	500	405

Vermont — 0.3%
Vermont State, Economic Development Authority, Casella Waste System Project, AMT, RB
Callable 01/02/15 @ 100
4.750%, 04/01/15 (B)	1,500	1,542
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	861

		2,403

Virginia — 1.1%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/22 @ 100
5.125%, 01/01/43	1,000	1,024
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 10/01/17 (D)	500	565
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 07/01/17 @ 100
6.000%, 06/01/43	124	116
2.000%, 10/01/48	40	1
Lewistown Commerce Center, Community Development Authority, RB
6.050%, 03/01/44	116	101
Lewistown Commerce Center, Community Development Authority, Sub-Ser C, RB
6.050%, 03/01/54	123	1
Virginia State, Small Business Financing Authority, Elizabeth River Project, AMT, RB
Callable 07/01/22 @ 100
5.500%, 01/01/42	3,500	3,838

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Virginia State, Tobacco Settlement Financing, Ser B-1, RB
Callable 06/01/17 @ 100
5.000%, 06/01/47	$5,000	$3,472

		9,118

Washington — 1.7%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/16	460	478
4.000%, 12/01/17	480	505
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/20 @ 100
5.750%, 12/01/35	1,500	1,630
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/18 @ 100
6.375%, 10/01/36	400	468
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Pre-Refunded @ 100
5.500%, 12/01/20 (D)	1,500	1,842
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB
Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	964
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
5.250%, 06/01/32	5,000	5,594
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/22 @ 100
5.250%, 06/01/33	2,500	2,793

		14,274

West Virginia — 0.2%
West Virginia State, Economic Development Authority, Ohio Power-Amos Project, Ser A, RB
3.125%, 03/01/15 (B)	1,000	1,004
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB
Callable 10/01/21 @ 103
9.125%, 10/01/41	500	551

		1,555

Total Municipal Bonds
(Cost $540,979) ($ Thousands)		580,848

Description	Shares	Value ($ Thousands)
PREFERRED STOCK — 15.5%

Consumer Discretionary — 0.2%
Dairy Farmers of America
7.875%	16,000	$1,706

Financials — 13.8%
Aegon
6.500%	10,592	270
6.375%	127,605	3,262
4.000% (B)	13,100	318
Allstate
6.750%	70,029	1,897
6.625%	100,359	2,659
6.250%	22,789	589
5.625%	85,136	2,132
Arch Capital Group
6.750%	117,076	3,204
Aspen Insurance Holdings
7.250%	342	9
5.950% (B)	50,200	1,303
Astoria Financial
6.500%	30,931	783
Axis Capital Holdings
6.875%	70,467	1,924
5.500%	70,700	1,637
Bank of America
6.625%	2,190	56
6.375%	23,154	583
6.204%	31,300	785
Bank of New York Mellon
5.200%	50,131	1,220
Barclays Bank PLC
8.125%	39,930	1,035
7.750%	65,500	1,693
7.100%	15,867	409
6.625%	14,975	382
BB&T
5.625%	80,297	1,958
5.200%	9,617	221
Capital One Financial
6.700%	26,119	667
6.250%	99,774	2,454
6.000%	8,677	211
Charles Schwab
6.000%	1,600	41
Citigroup
7.125% (B)	18,301	504
6.875% (B)	58,580	1,551
5.800%	61,100	1,501
City National
5.500%	51,823	1,216
CoBank ACB
6.125%	20,000	1,829
Cullen
5.375%	30,953	751
Deutsche Bank Contingent Capital Trust II
6.550%	122,300	3,181

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Deutsche Bank Contingent Capital Trust III
7.600%	28,500	$787
Fifth Third Bancorp
6.625% (B)	80,000	2,190
First Niagara Financial Group
8.625% (B)	34,000	925
FirstMerit
5.875%	26,878	659
Goldman Sachs Group
6.375% (B)	2,390	62
6.200%	30,850	783
5.500% (B)	252,502	6,103
4.000% (B)	43,300	858
HSBC Holdings PLC
8.000%	38,690	1,029
6.200%	68,308	1,735
HSBC USA
6.500%	35,026	904
4.500% (B)	27,970	707
2.858%	58,363	2,863
ING Groep
7.200%	2,900	74
7.050%	47,837	1,221
6.375%	77,364	1,958
6.200%	5,362	136
6.125%	38,689	985
JPMorgan Chase
6.700%	38,315	1,003
5.500%	15,800	374
KeyCorp
7.750% (F)	5,000	650
M&T Bank
6.250% (E)	2,750	2,858
MetLife
6.500%	142,069	3,668
4.000% (B)	18,900	448
Morgan Stanley
7.125% (B)	78,536	2,174
6.875% (B)	53,657	1,445
Morgan Stanley Group
4.000% (B)	161,113	3,214
National Westminster Bank PLC
7.763%	10,623	283
PartnerRe
7.250%	30,396	825
5.875%	68,439	1,699
PNC Financial Services Group
6.125% (B)	79,178	2,177
Principal Financial Group
6.518% (B)	5,900	155
5.563% (B)	5,000	513
Prudential PLC
6.750%	63,750	1,657
6.500%	15,808	414
RenaissanceRe Holdings
5.375%	88,684	2,066
Royal Bank of Scotland Group PLC
6.400%	4,680	117

Description	Shares/Face Amount ($ Thousands)	Value ($ Thousands)
6.350%	1,000	$25
5.750%	155,463	3,733
Santander Finance
6.800%	8,000	203
State Street
6.000%	31,000	776
5.900% (B)	114,090	2,985
5.250%	72,463	1,736
SunTrust Banks
5.875%	5,019	122
TCF Financial
7.500%	23,454	628
Texas Capital Bancshares
6.500%	54,000	1,344
US Bancorp
6.500% (B)	2,542	75
6.000% (B)	75,000	2,067
5.150% (F)	57,104	1,356
3.500% (B)	16,800	780
Wells Fargo
7.500% (F)	2,861	3,490
6.625% (B)	50,000	1,398
5.850% (B)	120,000	3,097

		115,769

Utilities — 1.5%
Alabama Power
6.450%	46,981	1,258
5.625%	20,500	509
Georgia Power
6.500%	15,000	1,589
Gulf Power
6.450%	9,000	910
6.000%	6,000	600
5.600%	20,000	1,903
Interstate Power & Light
5.100%	120,460	3,015
NSTAR Electric
4.780%	10,708	1,071
Washington Gas Light
4.800%	1,000	103
Wisconsin Public Service
6.880%	5,000	508

		11,466

Total Preferred Stock
(Cost $115,038) ($ Thousands)		128,941

CORPORATE BONDS — 5.7%

Financials — 5.7%
AXA (B)
6.463%, 12/14/18	$2,400	2,496
6.379%, 12/14/36	1,000	1,080

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

November 30, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Bank of America (B)
8.125%, 05/15/18	$5,250	$5,657
BNP Paribas(B)
7.195%, 06/29/49	4,400	5,104
Charles Schwab (B)
7.000%, 02/01/15	2,600	3,024
Citigroup(B)
5.900%, 02/15/15	1,300	1,289
8.400%, 04/30/18	2,000	2,310
Commonwealth Bank of Australia (B)
6.024%, 03/29/49	500	520
General Electric Capital
6.250% (B)	1,400	1,536
JPMorgan Chase (B)
6.750%, 02/01/15	3,200	3,408
6.000%, 12/29/49	3,000	3,022
Lloyds Banking Group PLC (B)
5.920%, 09/29/49	1,700	1,700
M&T Bank (B)
6.450%, 02/11/15	700	740
PNC Financial Services Group (B)
6.750%, 02/01/15	2,500	2,732
Rabobank Nederland (B)
11.000%, 12/31/49	6,500	8,403
Societe Generale(B)
5.922%, 04/05/15	1,000	1,042
Standard Chartered PLC (B)
7.014%, 07/30/37	2,700	3,018
Westpac Capital Trust IV (B)
5.256%, 12/29/49	700	723

		47,804

Total Corporate Bonds (Cost $43,290) ($ Thousands)		47,804

U.S. TREASURY OBLIGATIONS — 6.9%
U.S. Treasury Bills (C)
0.010%, 01/02/15 (H)	1,590	1,590
0.010%, 02/26/15 (H)	1,074	1,074
0.020%, 03/19/15	900	900
0.030%, 03/26/15	1,700	1,700
0.040%, 02/19/15 (H)	105	105
0.040%, 04/09/15	400	400
0.040%, 04/16/15	34,100	34,094
0.050%, 02/12/15 (H)	601	601
0.050%, 04/23/15	3,400	3,399
0.060%, 05/07/15	2,000	1,999
0.050%, 05/14/15	3,600	3,599
0.060%, 05/21/15	300	300
0.070%, 05/28/15	900	900

		50,661

U.S. Treasury Notes
0.250%, 01/31/15	3,400	3,401
0.250%, 02/28/15	1,100	1,100
0.250%, 03/31/15	1,200	1,201

Description	Face Amount ($ Thousands)/ Shares	Value ($ Thousands)
2.500%, 03/31/15	$700	$706

		6,408

Total U.S. Treasury Obligations (Cost $57,066) ($ Thousands)		57,069

CASH EQUIVALENT — 1.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% †(G)	9,469,632	9,470

Total Cash Equivalent (Cost $9,470) ($ Thousands)		9,470

Total Investments — 99.0% (Cost $764,843) ($ Thousands) ††		$824,132

Percentages are based on Net Assets of $832,384 ($ Thousands).

A list of outstanding centrally cleared swap agreements held by the Fund at November 30, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Goldman Sachs	3.50%	3M LIBOR	12/18/43	27,700	$(5,351)
Goldman Sachs	2.75%	3M LIBOR	06/19/43	16,700	(2,400)

					$(7,751)

For the period ended November 30, 2014, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	Investment in Affiliated Security (see Note 2)

(A)	Security in default on interest payment.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(D)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(E)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on November 30, 2014. The coupon on a step bond changes on a specified date.

(F)	Convertible

(G)	Rate shown is the 7-day effective yield as of November 30, 2014.

(H)	Security, or a portion thereof, has been pledged as collateral on open swap agreements.

††	At November 30, 2014, the tax basis cost of the Fund’s investments was $764,497 ($ Thousands), and the unrealized appreciation and depreciation were $62,033 ($ Thousands) and $(2,398) ($ Thousands), respectively.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

November 30, 2014

The following is a list of the level of inputs used as of November 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	580,848	—	580,848
Preferred Stock	$123,855	$5,086	$—	$128,941
Corporate Bonds	—	47,804	—	47,804
U.S. Treasury Obligations	—	57,069	—	57,069
Cash Equivalent	9,470	—	—	9,470

Total Investments in Securities	$133,325	$690,808	$—	$824,132

Securities Sold Short	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps Interest Rate Swaps — depreciation*	$—	$(7,751)	$—	$(7,751)

Total Securities Sold Short	$—	$(7,751)	$—	$(7,751)

*	Swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

During the period ended November 30, 2014, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2014

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: January 29, 2015

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: January 29, 2015